GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 45.7%
Automobiles & Components(a) – 0.4%
General Motors Co.
$50,000	5.400%		10/02/2023	$ 55,105
25,000	4.000		04/01/2025	26,866
Nissan Motor Co. Ltd.(b)
200,000	3.043		09/15/2023	202,700

				284,671

Banks – 12.6%
AerCap Ireland Capital DAC(a)
275,000	3.950		02/01/2022	278,325
Ally Financial, Inc.(a)
25,000	1.450		10/02/2023	24,953
American Express Co.(a)
25,000	3.700		11/05/2021	25,831
20,000	2.500		07/30/2024	21,253
25,000	3.625		12/05/2024	27,643
American Express Co. Series C(a)(c)
	(3 Mo. LIBOR + 3.29%),
40,000	3.535		12/15/2020	36,150
Avolon Holdings Funding Ltd.(a)(b)
100,000	2.875		02/15/2025	91,579
Banco Santander SA
200,000	2.746		05/28/2025	209,847
Bank of America Corp.
75,000	4.125		01/22/2024	83,039
	(3 Mo. LIBOR + 0.94%),
50,000	3.864	(a)(c)	07/23/2024	54,158
65,000	4.200		08/26/2024	72,347
45,000	3.248	(a)	10/21/2027	49,747
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(c)	01/20/2028	84,927
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(c)	07/21/2028	28,014
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(c)	12/20/2028	94,657
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(c)	07/23/2029	58,658
	(3 Mo. LIBOR + 1.19%),
50,000	2.884	(a)(c)	10/22/2030	53,746
	(SOFR + 2.15%),
425,000	2.592	(a)(c)	04/29/2031	449,629
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	28,658
Barclays plc(a)(c)
	(3 Mo. LIBOR + 2.45%),
200,000	2.852		05/07/2026	207,677
BNP Paribas SA(b)
200,000	3.375		01/09/2025	216,694
BPCE SA
300,000	2.650		02/03/2021	302,372
Capital One Financial Corp.
25,000	3.500		06/15/2023	26,729
45,000	3.300	(a)	10/30/2024	48,738
Citigroup, Inc.
100,000	3.500		05/15/2023	106,490
	(3 Mo. LIBOR + 1.02%),
55,000	4.044	(a)(c)	06/01/2024	59,503
220,000	3.400		05/01/2026	244,654
25,000	4.125		07/25/2028	28,703
	(SOFR + 1.42%),
75,000	2.976	(a)(c)	11/05/2030	80,874
	(SOFR + 3.91%),
50,000	4.412	(a)(c)	03/31/2031	59,901

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Credit Suisse AG
$250,000	2.800%		04/08/2022	$ 258,849
Credit Suisse Group Funding Guernsey Ltd.
250,000	4.550		04/17/2026	291,305
Deutsche Bank AG(a)(c)
	(SOFR + 2.16%),
150,000	2.222		09/18/2024	150,974
Discover Financial Services(a)
75,000	3.750		03/04/2025	81,802
Fifth Third Bancorp(a)
30,000	2.375		01/28/2025	31,765
Gazprom PJSC
240,000	4.950		03/23/2027	267,552
GE Capital International Funding Co. Unlimited Co.(a)
200,000	3.373		11/15/2025	213,780
General Motors Financial Co., Inc.(a)
25,000	4.300		07/13/2025	27,136
HSBC Holdings plc(a)(c)
	(SOFR + 1.54%),
200,000	1.645		04/18/2026	199,189
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	56,918
ING Groep NV(a)(b)(c)
	(US Treasury Yield Curve Rate T-Note Constant Maturity 1 Yr. + 1.10%),
200,000	1.400		07/01/2026	202,040
Intercontinental Exchange, Inc.(a)
50,000	3.000		06/15/2050	52,417
JPMorgan Chase & Co.(a)
	(3 Mo. LIBOR + 0.61%),
25,000	3.514	(c)	06/18/2022	25,537
	(3 Mo. LIBOR + 0.73%),
25,000	3.559	(c)	04/23/2024	26,783
	(3 Mo. LIBOR + 0.89%),
25,000	3.797	(c)	07/23/2024	27,097
	(3 Mo. LIBOR + 1.00%),
150,000	4.023	(c)	12/05/2024	164,863
	(SOFR + 1.16%),
200,000	2.301	(c)	10/15/2025	210,365
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(c)	01/29/2027	113,939
15,000	3.625		12/01/2027	16,734
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(c)	02/01/2028	84,902
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(c)	01/23/2029	50,655
	(SOFR + 3.79%),
25,000	4.493	(c)	03/24/2031	30,488
	(SOFR + 2.52%),
25,000	2.956	(c)	05/13/2031	26,764
JPMorgan Chase & Co. Series HH(a)(c)
	(SOFR + 3.13%),
100,000	4.600		02/01/2025	97,166
JPMorgan Chase & Co. Series Z(a)(c)
	(3 Mo. LIBOR + 3.80%),
85,000	4.051		11/01/2020	83,928
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	259,704

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley
$25,000	5.500	%(a)	07/28/2021	$ 26,044
	(3 Mo. LIBOR + 1.40%),
50,000	1.663	(a)(c)	10/24/2023	50,804
	(3 Mo. LIBOR + 0.85%),
25,000	3.737	(a)(c)	04/24/2024	26,858
225,000	3.700	(a)	10/23/2024	249,382
	(SOFR + 1.15%),
75,000	2.720	(a)(c)	07/22/2025	79,690
25,000	3.625	(a)	01/20/2027	28,251
50,000	3.950		04/23/2027	56,519
	(3 Mo. LIBOR + 1.63%),
100,000	4.431	(a)(c)	01/23/2030	119,311
	(SOFR + 1.14%),
300,000	2.699	(a)(c)	01/22/2031	320,261
	(SOFR + 3.12%),
50,000	3.622	(a)(c)	04/01/2031	57,335
Natwest Group plc
200,000	3.875		09/12/2023	214,767
Nuveen LLC(a)(b)
25,000	4.000		11/01/2028	29,745
Raymond James Financial, Inc.(a)
25,000	4.650		04/01/2030	30,415
Regions Financial Corp.(a)
17,000	3.800		08/14/2023	18,451
Santander UK plc
200,000	2.875		06/18/2024	213,423
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	207,349
Wells Fargo & Co.
25,000	3.750	(a)	01/24/2024	27,188
175,000	3.000		10/23/2026	191,020
50,000	4.300		07/22/2027	57,228
	(3 Mo. LIBOR + 4.24%),
25,000	5.013	(a)(c)	04/04/2051	34,225
Westpac Banking Corp.(a)(c)
	(5 Yr. Swap Rate + 2.24%),
25,000	4.322		11/23/2031	28,203
	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 2.00%),
25,000	4.110		07/24/2034	28,131

				8,302,748

Capital Goods(a) – 1.9%
Air Lease Corp.
75,000	2.300		02/01/2025	73,649
75,000	3.375		07/01/2025	76,564
75,000	3.750		06/01/2026	76,220
Boeing Co. (The)
50,000	3.450		11/01/2028	50,068
25,000	5.150		05/01/2030	28,223
100,000	5.805		05/01/2050	120,624
General Electric Co.
25,000	3.450		05/01/2027	26,420
25,000	3.625		05/01/2030	25,886
25,000	4.250		05/01/2040	25,376
50,000	4.350		05/01/2050	50,878
Northrop Grumman Corp.
50,000	2.930		01/15/2025	54,391
75,000	3.250		01/15/2028	84,175
25,000	4.750		06/01/2043	32,480
50,000	5.250		05/01/2050	71,386

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Capital Goods(a) – (continued)
Otis Worldwide Corp.
$25,000	2.293%		04/05/2027	$ 26,587
150,000	2.565		02/15/2030	161,062
Raytheon Technologies Corp.
50,000	3.950		08/16/2025	56,808
50,000	4.125		11/16/2028	59,156
25,000	4.050		05/04/2047	30,014
Roper Technologies, Inc.
50,000	4.200		09/15/2028	59,509
Stanley Black & Decker, Inc.
50,000	4.250		11/15/2028	60,609

				1,250,085

Commercial & Professional Services(a) – 0.5%
CoStar Group, Inc.(b)
100,000	2.800		07/15/2030	103,593
IHS Markit Ltd.
75,000	3.625		05/01/2024	81,135
75,000	4.250		05/01/2029	86,963
Republic Services, Inc.
75,000	2.500		08/15/2024	79,827

				351,518

Consumer Durables & Apparel(a)(b) – 0.6%
Carrier Global Corp.
150,000	2.493		02/15/2027	157,056
200,000	2.722		02/15/2030	208,854

				365,910

Consumer Services(a) – 0.2%
McDonald’s Corp.
25,000	4.200		04/01/2050	30,471
Starbucks Corp.
75,000	3.800		08/15/2025	84,779

				115,250

Electric – 2.8%
Alliant Energy Finance LLC(a)(b)
25,000	3.750		06/15/2023	26,831
American Electric Power Co., Inc.(a)
50,000	2.300		03/01/2030	51,542
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	49,309
Avangrid, Inc.(a)
25,000	3.200		04/15/2025	27,512
Berkshire Hathaway Energy Co.(a)
27,000	2.375		01/15/2021	27,160
25,000	3.250		04/15/2028	28,235
50,000	3.700	(b)	07/15/2030	58,737
Dominion Energy, Inc.
50,000	3.071		08/15/2024	53,803
Dominion Energy, Inc. Series C(a)
25,000	3.375		04/01/2030	28,167
DTE Energy Co.(a)
60,000	2.250		11/01/2022	61,956
East Ohio Gas Co. (The)(a)(b)
25,000	1.300		06/15/2025	25,528
25,000	2.000		06/15/2030	25,750
Emera US Finance LP(a)
45,000	2.700		06/15/2021	45,614
Entergy Corp.(a)
45,000	2.950		09/01/2026	49,685

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Exelon Corp.(a)
$45,000	3.497%	06/01/2022	$ 47,062
50,000	4.050	04/15/2030	58,485
25,000	4.700	04/15/2050	31,905
FirstEnergy Corp.(a)
100,000	2.650	03/01/2030	101,429
FirstEnergy Corp. Series B(a)
50,000	2.250	09/01/2030	48,966
Florida Power & Light Co.(a)
68,000	4.125	02/01/2042	84,621
MidAmerican Energy Co.(a)
25,000	3.650	04/15/2029	29,703
NiSource, Inc.(a)
95,000	3.490	05/15/2027	105,942
25,000	3.600	05/01/2030	28,489
NRG Energy, Inc.(a)(b)
75,000	3.750	06/15/2024	80,208
Ohio Power Co. Series P(a)
25,000	2.600	04/01/2030	27,432
Pacific Gas and Electric Co.(a)
25,000	2.100	08/01/2027	24,221
50,000	2.500	02/01/2031	47,364
25,000	3.300	08/01/2040	22,911
25,000	3.500	08/01/2050	22,476
Progress Energy, Inc.(a)
120,000	7.000	10/30/2031	169,972
Sempra Energy(a)(c)
	(3 Mo. LIBOR + 0.50%),
70,000	0.775	01/15/2021	70,002
Southern California Edison Co. Series A(a)
50,000	4.200	03/01/2029	57,570
Southern Co. (The)(a)
60,000	3.250	07/01/2026	66,901
Vistra Operations Co. LLC(a)(b)
125,000	3.550	07/15/2024	133,140

			1,818,628

Energy(a) – 2.6%
BP Capital Markets America, Inc.
50,000	3.224	04/14/2024	53,875
Concho Resources, Inc.
25,000	2.400	02/15/2031	23,944
Continental Resources, Inc.
150,000	4.500	04/15/2023	142,875
Devon Energy Corp.
29,000	5.850	12/15/2025	32,467
25,000	5.600	07/15/2041	25,252
5,000	4.750	05/15/2042	4,623
Energy Transfer Operating LP
25,000	4.650	06/01/2021	25,391
75,000	4.200	09/15/2023	79,027
50,000	2.900	05/15/2025	50,215
25,000	5.250	04/15/2029	26,886
5,000	6.000	06/15/2048	5,027
Enterprise Products Operating LLC(c)
	(3 Mo. LIBOR + 2.78%),
40,000	3.024	06/01/2067	30,979
EQM Midstream Partners LP
25,000	4.750	07/15/2023	24,812
25,000	5.500	07/15/2028	25,125
Marathon Petroleum Corp.
75,000	4.500	05/01/2023	80,949
25,000	3.800	04/01/2028	27,105

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Energy(a) – (continued)
MPLX LP
$25,000	4.800%		02/15/2029	$ 28,509
75,000	2.650		08/15/2030	73,167
35,000	4.500		04/15/2038	35,658
25,000	5.500		02/15/2049	28,012
Newfield Exploration Co.
50,000	5.625		07/01/2024	48,375
Occidental Petroleum Corp.
200,000	2.900		08/15/2024	169,000
15,000	5.550		03/15/2026	13,594
Phillips 66
50,000	3.700		04/06/2023	53,554
60,000	3.900		03/15/2028	67,455
Plains All American Pipeline LP
15,000	3.650		06/01/2022	15,359
35,000	3.850		10/15/2023	36,610
25,000	3.800		09/15/2030	24,270
Sabine Pass Liquefaction LLC
75,000	5.625		03/01/2025	85,820
75,000	5.000		03/15/2027	84,394
Suncor Energy, Inc.
25,000	2.800		05/15/2023	26,215
50,000	3.100		05/15/2025	53,780
Valero Energy Corp.
50,000	2.700		04/15/2023	51,811
25,000	2.850		04/15/2025	26,217
Western Midstream Operating LP
75,000	4.100		02/01/2025	71,063
25,000	5.450		04/01/2044	21,437
20,000	5.300		03/01/2048	16,200

				1,689,052

Food & Beverage(a) – 2.3%
Anheuser-Busch Cos. LLC
35,000	4.700		02/01/2036	42,172
210,000	4.900		02/01/2046	257,296
Anheuser-Busch InBev Worldwide, Inc.
350,000	4.750		01/23/2029	425,730
25,000	4.950		01/15/2042	30,760
100,000	4.600		04/15/2048	120,162
25,000	5.550		01/23/2049	33,622
25,000	4.500		06/01/2050	29,925
Constellation Brands, Inc.
	(3 Mo. LIBOR + 0.70%),
75,000	0.980	(c)	11/15/2021	74,986
50,000	4.400		11/15/2025	58,174
25,000	3.700		12/06/2026	28,564
50,000	3.600		02/15/2028	56,278
25,000	3.150		08/01/2029	27,342
J M Smucker Co. (The)
25,000	3.000		03/15/2022	25,887
25,000	2.375		03/15/2030	26,085
Keurig Dr Pepper, Inc.
50,000	4.057		05/25/2023	54,354
25,000	5.085		05/25/2048	33,515
25,000	3.800		05/01/2050	28,638
Mars, Inc.(b)
25,000	2.700		04/01/2025	26,985
25,000	3.200		04/01/2030	28,558
Mondelez International, Inc.
25,000	2.125		04/13/2023	25,950
Tyson Foods, Inc.
50,000	3.900		09/28/2023	54,568

				1,489,551

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Health Care Equipment & Services(a) – 1.9%
Becton Dickinson and Co.
$45,000	2.894%	06/06/2022	$ 46,549
25,000	3.363	06/06/2024	27,036
40,000	3.700	06/06/2027	45,345
100,000	2.823	05/20/2030	107,853
Centene Corp.
150,000	4.250	12/15/2027	156,913
Cigna Corp.
100,000	3.750	07/15/2023	108,191
50,000	2.400	03/15/2030	51,820
150,000	3.400	03/15/2050	156,530
CVS Health Corp.
75,000	3.500	07/20/2022	78,654
59,000	3.700	03/09/2023	63,208
25,000	2.625	08/15/2024	26,636
50,000	3.875	07/20/2025	56,354
25,000	4.250	04/01/2050	29,293
Dentsply Sirona, Inc.
50,000	3.250	06/01/2030	54,332
Stryker Corp.
100,000	1.950	06/15/2030	101,915
Zimmer Biomet Holdings, Inc.
100,000	3.550	03/20/2030	111,820

			1,222,449

Household & Personal Products(a) – 0.0%
Kimberly-Clark Corp.
25,000	3.100	03/26/2030	28,592

Life Insurance(a) – 0.9%
American International Group, Inc.
25,000	4.875	06/01/2022	26,802
125,000	3.900	04/01/2026	142,248
25,000	4.200	04/01/2028	29,016
100,000	3.400	06/30/2030	110,638
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/2030	77,995
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/2029	60,490
Principal Financial Group, Inc.
50,000	3.100	11/15/2026	55,618
75,000	2.125	06/15/2030	77,619
Willis North America, Inc.
25,000	2.950	09/15/2029	27,000

			607,426

Materials(a) – 0.8%
Air Products and Chemicals, Inc.
25,000	2.050	05/15/2030	26,332
DuPont de Nemours, Inc.
25,000	4.205	11/15/2023	27,474
50,000	4.493	11/15/2025	57,489
Ecolab, Inc.
4,000	5.500	12/08/2041	5,732
Huntsman International LLC
25,000	4.500	05/01/2029	28,063
Nutrition & Biosciences, Inc.(b)
75,000	1.832	10/15/2027	75,312
150,000	2.300	11/01/2030	150,738
50,000	3.268	11/15/2040	50,475

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Materials(a) – (continued)
Sherwin-Williams Co. (The)
$25,000	3.450%		06/01/2027	$ 28,140
50,000	2.950		08/15/2029	54,983
Steel Dynamics, Inc.
20,000	2.400		06/15/2025	20,938
Teck Resources Ltd.(b)
25,000	3.900		07/15/2030	26,156

				551,832

Media & Entertainment(a) – 1.9%
Charter Communications Operating LLC
320,000	4.908		07/23/2025	369,408
Comcast Corp.
25,000	3.700		04/15/2024	27,593
25,000	3.100		04/01/2025	27,538
45,000	3.375		08/15/2025	50,184
50,000	3.950		10/15/2025	57,338
25,000	3.300		02/01/2027	28,190
75,000	3.300		04/01/2027	84,799
225,000	3.150		02/15/2028	252,728
125,000	4.150		10/15/2028	150,392
25,000	4.250		10/15/2030	30,691
25,000	3.750		04/01/2040	29,356
25,000	4.700		10/15/2048	33,172
Fox Corp.
25,000	4.030		01/25/2024	27,514
25,000	4.709		01/25/2029	29,947
Walt Disney Co. (The)
25,000	3.700		09/15/2024	27,669

				1,226,519

Metals and Mining(a) – 0.3%
Glencore Funding LLC(b)
75,000	4.125		03/12/2024	81,134
25,000	4.625		04/29/2024	27,553
Newcrest Finance Pty. Ltd.(b)
25,000	3.250		05/13/2030	27,271
Newmont Corp.
75,000	2.250		10/01/2030	77,508

				213,466

Pharmaceuticals, Biotechnology & Life Sciences(a) – 3.0%
AbbVie, Inc.
75,000	3.375		11/14/2021	77,415
30,000	2.300	(b)	11/21/2022	31,035
50,000	3.750		11/14/2023	54,513
125,000	4.050	(b)	11/21/2039	143,242
200,000	4.250	(b)	11/21/2049	236,324
Amgen, Inc.
70,000	3.125		05/01/2025	76,745
Bayer US Finance II LLC(b)
200,000	3.875		12/15/2023	218,325
Bayer US Finance LLC(b)
200,000	3.000		10/08/2021	204,925
Bristol-Myers Squibb Co.
150,000	3.875		08/15/2025	171,130
25,000	4.250		10/26/2049	32,868
DH Europe Finance II Sarl
75,000	2.200		11/15/2024	79,244
25,000	2.600		11/15/2029	27,157
75,000	3.250		11/15/2039	83,282
Elanco Animal Health, Inc.
50,000	4.912		08/27/2021	51,312
25,000	5.272		08/28/2023	26,765

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences(a) – (continued)
Pfizer, Inc.
$75,000	3.450%	03/15/2029	$ 87,756
25,000	2.625	04/01/2030	27,769
Royalty Pharma plc(b)
75,000	1.200	09/02/2025	74,767
Thermo Fisher Scientific, Inc.
35,000	3.000	04/15/2023	37,006
15,000	3.650	12/15/2025	16,953
25,000	4.497	03/25/2030	30,848
Zoetis, Inc.
45,000	3.000	09/12/2027	49,777
150,000	2.000	05/15/2030	154,884

			1,994,042

Pipelines(a) – 0.2%
Sunoco Logistics Partners Operations LP
15,000	4.250	04/01/2024	15,787
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	25,861
25,000	3.900	01/15/2025	27,285
35,000	4.000	09/15/2025	38,790

			107,723

Property/Casualty Insurance(a)` – 0.1%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	45,799
XLIT Ltd.
45,000	4.450	03/31/2025	50,714

			96,513

Real Estate Investment Trusts(a) – 2.3%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	28,611
25,000	3.375	08/15/2031	28,193
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	102,430
25,000	3.875	01/30/2031	27,250
American Homes 4 Rent LP
50,000	4.900	02/15/2029	59,562
American Tower Corp.
75,000	3.375	05/15/2024	81,223
100,000	2.400	03/15/2025	105,845
75,000	2.100	06/15/2030	75,710
Boston Properties LP
25,000	4.125	05/15/2021	25,326
Crown Castle International Corp.
85,000	3.150	07/15/2023	90,369
60,000	3.650	09/01/2027	67,207
25,000	3.300	07/01/2030	27,380
CubeSmart LP
45,000	4.000	11/15/2025	50,359
Duke Realty LP
25,000	1.750	07/01/2030	24,947
Essex Portfolio LP
50,000	3.000	01/15/2030	53,817
Healthcare Realty Trust, Inc.
25,000	2.050	03/15/2031	24,711
Kilroy Realty LP
25,000	4.750	12/15/2028	29,090
Mid-America Apartments LP
50,000	1.700	02/15/2031	49,079

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – (continued)
National Retail Properties, Inc.
$35,000	3.900%		06/15/2024	$ 37,810
45,000	4.000		11/15/2025	49,827
Regency Centers LP
100,000	2.950		09/15/2029	103,448
Simon Property Group LP
53,000	2.750		06/01/2023	55,379
Spirit Realty LP
75,000	3.400		01/15/2030	74,510
UDR, Inc.
25,000	2.100		08/01/2032	24,821
Ventas Realty LP
45,000	3.500		02/01/2025	48,665
VEREIT Operating Partnership LP
50,000	4.625		11/01/2025	55,168
25,000	3.950		08/15/2027	26,655
25,000	3.400		01/15/2028	26,072
WP Carey, Inc.
20,000	4.600		04/01/2024	22,165
30,000	4.000		02/01/2025	32,720
25,000	3.850		07/15/2029	26,937

				1,535,286

Retailing(a) – 1.7%
Alimentation Couche-Tard, Inc.(b)
45,000	2.700		07/26/2022	46,456
Amazon.com, Inc.
335,000	5.200		12/03/2025	407,476
45,000	4.800		12/05/2034	61,975
15,000	3.875		08/22/2037	18,675
Booking Holdings, Inc.
25,000	4.100		04/13/2025	28,158
Dollar Tree, Inc.
50,000	4.000		05/15/2025	56,347
50,000	4.200		05/15/2028	58,776
Expedia Group, Inc.
50,000	3.600	(b)	12/15/2023	51,063
25,000	4.625	(b)	08/01/2027	26,225
35,000	3.800		02/15/2028	35,116
Home Depot, Inc. (The)
25,000	3.900		12/06/2028	29,925
25,000	4.250		04/01/2046	31,859
Lowe’s Cos., Inc.
50,000	5.000		04/15/2040	65,764
25,000	5.125		04/15/2050	34,422
Sysco Corp.
25,000	6.600		04/01/2050	35,028
Walgreens Boots Alliance, Inc.
100,000	4.100		04/15/2050	99,702

				1,086,967

Software & Services(a) – 1.6%
Adobe, Inc.
50,000	2.150		02/01/2027	53,577
75,000	2.300		02/01/2030	80,885
Amdocs Ltd.
50,000	2.538		06/15/2030	51,831
Fiserv, Inc.
25,000	3.800		10/01/2023	27,251
100,000	2.750		07/01/2024	106,897
50,000	3.200		07/01/2026	55,544
25,000	4.200		10/01/2028	29,580

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Software & Services(a) – (continued)
Global Payments, Inc.
$50,000	2.650%	02/15/2025	$ 53,027
25,000	3.200	08/15/2029	27,279
Intuit, Inc.
25,000	1.350	07/15/2027	25,360
Mastercard, Inc.
25,000	3.300	03/26/2027	28,589
Oracle Corp.
25,000	3.600	04/01/2040	28,484
50,000	3.850	04/01/2060	58,426
PayPal Holdings, Inc.
150,000	1.650	06/01/2025	155,312
125,000	2.650	10/01/2026	136,287
ServiceNow, Inc.
125,000	1.400	09/01/2030	121,715

			1,040,044

Technology(a) – 2.7%
Apple, Inc.
325,000	2.450	08/04/2026	354,122
Applied Materials, Inc.
25,000	1.750	06/01/2030	25,721
Broadcom Corp.
125,000	3.625	01/15/2024	134,191
50,000	3.125	01/15/2025	53,359
Broadcom, Inc.
75,000	3.625	10/15/2024	81,844
150,000	4.700	04/15/2025	170,344
150,000	4.250	04/15/2026	168,973
104,000	3.459	09/15/2026	113,893
Dell International LLC(b)
70,000	5.450	06/15/2023	76,724
100,000	6.020	06/15/2026	117,610
Hewlett Packard Enterprise Co.
150,000	4.450	10/02/2023	164,865
50,000	4.650	10/01/2024	56,420
45,000	4.900	10/15/2025	51,588
25,000	6.350	10/15/2045	31,651
Lam Research Corp.
50,000	1.900	06/15/2030	51,780
Microchip Technology, Inc.
25,000	3.922	06/01/2021	25,543
NXP BV(b)
25,000	3.400	05/01/2030	27,350
Oracle Corp.
70,000	2.500	05/15/2022	72,175

			1,778,153

Tobacco(a) – 0.4%
Altria Group, Inc.
50,000	3.800	02/14/2024	54,569
Archer-Daniels-Midland Co.
25,000	3.250	03/27/2030	28,555
BAT Capital Corp.
25,000	3.222	08/15/2024	26,713
100,000	2.259	03/25/2028	100,352
25,000	4.540	08/15/2047	26,672

			236,861

Transportation(a) – 0.3%
Avolon Holdings Funding Ltd.(b)
25,000	3.950	07/01/2024	23,896
Burlington Northern Santa Fe LLC
25,000	4.050	06/15/2048	31,069

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Transportation(a) – (continued)
Canadian Pacific Railway Co.
$25,000	2.050%	03/05/2030	$ 26,101
FedEx Corp.
45,000	3.400	02/15/2028	50,495
Penske Truck Leasing Co. LP(b)
70,000	3.375	02/01/2022	72,289

			203,850

Wireless Telecommunications(a) – 3.7%
American Tower Corp.
45,000	4.700	03/15/2022	47,685
AT&T, Inc.
50,000	3.000	06/30/2022	51,993
110,000	4.250	03/01/2027	127,343
300,000	2.300	06/01/2027	314,781
75,000	2.750	06/01/2031	78,911
25,000	4.900	08/15/2037	30,261
75,000	3.500	06/01/2041	78,918
25,000	4.750	05/15/2046	29,131
25,000	5.150	11/15/2046	31,023
25,000	4.500	03/09/2048	28,437
T-Mobile USA, Inc.(b)
75,000	3.500	04/15/2025	82,281
75,000	1.500	02/15/2026	75,287
150,000	3.750	04/15/2027	167,901
175,000	2.050	02/15/2028	179,064
100,000	3.875	04/15/2030	114,104
75,000	2.550	02/15/2031	77,513
50,000	3.000	02/15/2041	49,323
Verizon Communications, Inc.
25,000	3.376	02/15/2025	27,857
25,000	2.625	08/15/2026	27,315
145,000	4.329	09/21/2028	175,972
200,000	3.875	02/08/2029	236,708
50,000	3.150	03/22/2030	56,424
100,000	4.862	08/21/2046	136,073
87,000	5.012	04/15/2049	124,454
Vodafone Group plc
75,000	3.750	01/16/2024	81,888

			2,430,647

TOTAL CORPORATE BONDS (Cost $27,993,328)			$ 30,027,783

Mortgage-Backed Securities – 35.8%
FHLMC – 0.1%
$2,328	4.500%	07/01/2024	$ 2,444
12,336	4.500	11/01/2024	12,973
3,094	4.500	12/01/2024	3,258
6,111	7.500	12/01/2029	7,224
1,750	5.000	10/01/2033	2,005
2,618	5.000	07/01/2035	3,016
3,759	5.000	12/01/2035	4,319
719	5.000	03/01/2038	823
2,298	5.000	06/01/2041	2,630

			38,692

GNMA – 23.6%
1,028	7.000	10/15/2025	1,049
4,787	7.000	11/15/2025	5,084
599	7.000	02/15/2026	614
2,261	7.000	04/15/2026	2,410
2,354	7.000	03/15/2027	2,539

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA – (continued)
$13,049	7.000%	11/15/2027	$ 13,509
5,876	7.000	02/15/2028	6,346
1,401	7.000	03/15/2028	1,445
781	7.000	04/15/2028	805
103	7.000	05/15/2028	113
2,300	7.000	06/15/2028	2,516
3,434	7.000	07/15/2028	3,764
9,006	7.000	09/15/2028	9,808
1,748	7.000	11/15/2028	1,885
422	7.500	11/15/2030	422
81,462	6.000	08/20/2034	94,815
75,009	5.000	06/15/2040	83,240
361,880	4.000	08/20/2043	397,390
160,728	4.000	10/20/2045	175,395
132,360	5.000	08/20/2048	144,211
404,819	4.500	09/20/2048	437,873
476,745	5.000	10/20/2048	518,390
462,305	5.000	11/20/2048	502,689
214,064	5.000	12/20/2048	232,629
1,038,997	4.500	01/20/2049	1,120,344
136,850	4.500	03/20/2049	147,383
159,670	4.500	05/20/2049	171,759
947,699	4.500	10/20/2049	1,020,142
3,000,000	2.000	TBA-30yr(d)	3,117,246
1,000,000	2.500	TBA-30yr(d)	1,050,070
1,000,000	4.500	TBA-30yr(d)	1,071,465
4,000,000	2.000	TBA-30yr(d)	4,148,359
1,000,000	2.500	TBA-30yr(d)	1,048,195

			15,533,904

UMBS – 7.3%
12,352	5.500	09/01/2023	12,797
3,541	5.500	10/01/2023	3,668
908	4.500	07/01/2024	952
28,502	4.500	11/01/2024	29,934
14,449	4.500	12/01/2024	15,199
4,742	9.000	11/01/2025	5,276
22,856	7.000	08/01/2026	25,463
9,865	8.000	10/01/2029	11,519
1,054	8.500	04/01/2030	1,247
1,980	8.000	05/01/2030	2,173
5,711	8.000	08/01/2032	6,831
7,549	4.500	08/01/2039	8,557
33,322	3.000	01/01/2043	36,503
143,684	3.000	03/01/2043	157,442
198,981	3.000	04/01/2043	218,227
146,754	3.000	05/01/2043	160,948
448,863	4.500	04/01/2045	510,913
50,948	4.500	05/01/2045	58,023
306,788	4.000	02/01/2048	336,234
398,526	4.000	03/01/2048	436,778
32,684	4.000	07/01/2048	35,921
477,672	4.000	08/01/2048	523,520
367,720	5.000	11/01/2048	414,720
1,608,005	5.000	10/01/2049	1,761,917

			4,774,762

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
UMBS, 30 Year, Single Family – 4.8%
	$1,000,000	3.000%	TBA-30yr(d)	$ 1,047,656
	1,000,000	3.500	TBA-30yr(d)	1,054,375
	1,000,000	3.000	TBA-30yr(d)	1,047,851

				3,149,882

TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,131,964)				$ 23,497,240

Collateralized Mortgage Obligations – 0.9%
Adjustable Rate Non-Agency(a)(c) – 0.8%
Alternative Loan Trust Series 2005-38, Class A1
	$64,921	2.519%	09/25/2035	$ 55,709
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(b)
	90,000	3.148	06/25/2050	90,251
Harben Finance plc Series 2017-1X, Class A
GBP	66,898	0.868	08/20/2056	86,157
Lehman XS Trust Series 2005-7N, Class 1A1A
	$116,796	0.688	12/25/2035	108,023
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	39,649	0.923	11/15/2049	50,954
Stratton Mortgage Funding plc Series 2019-1, Class A
	89,164	1.262	05/25/2051	115,095
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1(b)
	$52,574	3.500	07/25/2049	53,841

				560,030

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
	9,046	7.000	10/25/2042	11,183
FNMA REMIC Series 2012-153, Class B
	24,902	7.000	07/25/2042	31,460

				42,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $582,926)				$ 602,673

Commercial Mortgage-Backed Securities(a) – 0.4%
Sequential Fixed Rate – 0.4%
BANK Series 2019-BN21, Class A5
	$150,000	2.851%	10/17/2052	$ 166,271
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
	100,000	3.006	01/15/2053	111,463

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $259,772)				$ 277,734

U.S. Government Agency Securities – 3.4%
FHLB
	$100,000	3.375%	12/08/2023	$ 109,886
FHLMC
	1,140,000	0.375	09/23/2025	1,136,946

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

U.S. Government Agency Securities – (continued)
FNMA
	$400,000	1.875%	09/24/2026	$ 432,803
	400,000	6.250	05/15/2029	578,645

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,136,812)				$ 2,258,280

Asset-Backed Securities(a) – 4.8%
Automobile – 0.2%
Ally Master Owner Trust Series 2018-1, Class A2
	$100,000	2.700%	01/17/2023	$ 100,659

Collateralized Debt Obligations(b)(c) – 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
	200,000	1.302	06/15/2028	197,506
KREF Ltd. Series 2018-FL1, Class A
	150,000	1.251	06/15/2036	148,875
Orix Credit Alliance Owner Trust Ltd. Series 2018-CRE1, Class A
	125,000	1.332	06/15/2036	123,125

				469,506

Collateralized Loan Obligations(b)(c) – 3.7%
CBAM Ltd. Series 2018-5A, Class A
	525,000	1.293	04/17/2031	517,797
Crown City CLO I Series 2020-1A, Class A1
	250,000	2.357	07/20/2030	250,695
Cutwater Ltd. Series 2014-1A, Class A1AR
	192,093	1.525	07/15/2026	191,374
Elmwood CLO IV Ltd. Series 2020-1A, Class A
	600,000	2.422	04/15/2033	595,229
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1
	300,000	1.995	07/20/2031	300,625
Jamestown CLO XV Ltd. Series 2020-15A, Class A
	300,000	2.103	04/15/2033	296,923
Venture 39 CLO Ltd. Series 2020-39A, Class A1
	275,000	2.025	04/15/2033	268,982

				2,421,625

Home Equity(c) – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
	44,598	7.000	09/25/2037	45,377

Student Loans(b)(c) – 0.1%
Scholar Funding Trust Series 2010-A, Class A
	93,619	0.997	10/28/2041	91,048

TOTAL ASSET-BACKED SECURITIES (Cost $3,149,431)				$ 3,128,215

Foreign Government Securities – 1.4%
Romania Government Bond(b)
EUR	10,000	2.124%	07/16/2031	$ 11,688
	10,000	4.625	04/03/2049	14,278
State of Israel AID Bond(e)
	$200,000	5.500	12/04/2023	232,121
	100,000	5.500	04/26/2024	118,201
United Arab Emirates Government Bond(b)
	220,000	3.125	10/11/2027	243,650

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Government Securities – (continued)
United Mexican States(a)
EUR	100,000	1.625%	04/08/2026	$ 117,904
	$200,000	3.250	04/16/2030	205,200

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $882,550)				$ 943,042

Municipal Bonds – 0.7%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
	$105,000	7.625%	03/01/2040	$ 181,763

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
	100,000	7.350	07/01/2035	113,295
Illinois State GO Bonds Pension Funding Series 2003
	25,000	5.100	06/01/2033	25,265

				138,560

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
	100,000	6.270	02/15/2050	144,867

TOTAL MUNICIPAL BONDS (Cost $333,123)				$ 465,190

U.S. Treasury Obligations – 11.3%
U.S. Treasury Bonds
	$140,000	3.375%	11/15/2048	$ 203,700
	150,000	2.000	02/15/2050	169,664
U.S. Treasury Notes
	3,030,000	2.375	03/15/2022	3,128,593
	810,000	2.250	04/30/2024	869,485
	1,240,000	1.625	09/30/2026	1,331,934
	1,440,000	3.125	11/15/2028	1,734,300

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,371,963)				$ 7,437,676

Shares		Dividend Rate		Value

Investment Company(f) – 13.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
8,945,818		0.027%		$ 8,945,818
(Cost $8,945,818)

TOTAL INVESTMENTS – 118.0% (Cost $74,787,687)				$ 77,583,651

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.0)%				(11,853,197)

NET ASSETS – 100.0%				$ 65,730,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $13,585,217 which represents approximately 20.7% of net assets as of September 30, 2020.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $350,322, which represents 0.5% of net assets as of September 30, 2020.

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
T-Note	— Treasury Note
STIBOR	— Stockholm Interbank Offered Rate
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	300,553	USD	209,647	10/01/2020	$5,624
	AUD	348,687	USD	248,451	12/21/2020	1,353
	CAD	258,925	USD	190,011	10/05/2020	4,444
	GBP	201,570	USD	259,110	12/16/2020	1,116
	GBP	301,291	USD	388,312	01/13/2021	756
	JPY	11,613,101	USD	108,516	10/09/2020	1,606
	JPY	18,870,498	USD	178,071	12/16/2020	1,048
	SEK	398,182	USD	44,000	12/16/2020	504
	USD	71,244	AUD	97,638	12/16/2020	1,296
	USD	1,109,785	EUR	942,753	11/09/2020	3,564
	USD	90,706	EUR	76,550	12/16/2020	797
	USD	194,178	GBP	147,535	12/16/2020	3,711
	USD	50,526	NOK	465,038	12/10/2020	661
	USD	206,710	SEK	1,821,409	12/10/2020	3,162

TOTAL						$29,642

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	107,248	USD	78,067	12/16/2020	$(1,235)
	CAD	189,908	USD	145,222	12/16/2020	(2,549)
	EUR	148,000	NOK	1,638,213	12/16/2020	(1,842)
	EUR	791,766	USD	932,047	11/09/2020	(2,993)
	EUR	510,972	USD	604,789	12/16/2020	(4,644)
	GBP	39,804	USD	52,416	12/16/2020	(1,029)
	NOK	3,095,248	USD	344,360	12/16/2020	(12,449)
	SEK	1,653,000	USD	187,597	12/10/2020	(2,869)
	SEK	1,259,053	USD	143,124	12/16/2020	(2,401)
	USD	114,030	AUD	163,475	10/01/2020	(3,059)
	USD	116,481	AUD	163,475	12/21/2020	(634)
	USD	146,361	CAD	199,444	10/05/2020	(3,423)
	USD	50,000	CAD	66,922	12/16/2020	(277)
	USD	627,152	GBP	486,879	01/13/2021	(1,573)
	USD	84,600	JPY	9,053,632	10/09/2020	(1,252)
	USD	358,934	NOK	3,418,270	12/16/2020	(7,616)
	USD	186,105	NZD	284,000	12/16/2020	(1,762)

TOTAL						$(51,607)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	7	12/31/2020	$1,546,562	$482
U.S. Treasury 10 Year Note	5	12/21/2020	697,500	(633)
U.S. Treasury Long Bond	15	12/21/2020	2,642,344	13,122
U.S. Treasury Ultra Bond	24	12/21/2020	5,313,750	(25,078)

Total				$(12,107)

Short position contracts:
U.S. Treasury 5 Year Note	(23)	12/31/2020	(2,898,180)	(1,266)
U.S. Treasury 10 Year Ultra Note	(24)	12/21/2020	(3,835,125)	5,578

Total				$4,312

Total Futures Contracts				$(7,795)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	1.362%	06/20/2024	USD	125	$(1,616)	$(1,586)	$(30)
General Electric Co.	1.000	1.594	12/20/2024		50	(1,204)	(678)	(526)
Markit CDX North America Investment Grade Index	1.000	0.689	06/20/2023		1,675	14,553	19,525	(4,972)
Markit CDX North America Investment Grade Index	1.000	0.848	06/20/2025		325	2,357	3,313	(956)
Prudential Financial, Inc.	1.000	0.383	06/20/2024		75	1,746	943	803
Republic of Chile	1.000	0.457	06/20/2024		20	411	459	(48)
Republic of Colombia	1.000	1.118	06/20/2024		210	(854)	645	(1,499)
Republic of Indonesia	1.000	0.832	06/20/2024		160	1,036	485	551
Republic of Peru	1.000	0.548	06/20/2024		40	684	694	(10)
Russian Federation	1.000	1.058	12/20/2024		30	(65)	(221)	156
State of Qatar	1.000	0.339	06/20/2024		20	500	315	185
State of Qatar	1.000	0.387	12/20/2024		10	262	182	80
United Mexican States	1.000	1.120	06/20/2024		20	(82)	(221)	139

TOTAL						$17,728	$23,855	$(6,127)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX North American BBB- 11	3.000%	7.091%	Morgan Stanley Co., Inc.	11/18/2054	$200	$(45,751)	$(56,926)	$11,175
Markit CMBX North American BBB- 11	3.000	11.796		10/17/2057	100	(28,020)	(27,530)	(490)

TOTAL						$(73,771)	$(84,456)	$10,685

(a)	Payments received monthly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BA(a)	1.250%	12/16/2023	CAD	4,060	(b)	$56,803	$56,153	$650
0.750% (a)	3 Month LIBOR	12/16/2023	USD	3,040	(b)	(45,713)	(46,035)	322
3 Month BA(a)	0.840	06/24/2024	CAD	2,370	(b)	2,279	1,059	1,220
3 Month BA(a)	0.810	09/30/2024		1,330	(b)	120	120	—
6 Month BBR(a)	0.553	05/16/2025	AUD	2,250	(b)	9,602	(1,370)	10,972
(0.307)(c)	6 Month EURIBOR	05/18/2025	EUR	1,670	(b)	(6,234)	1,525	(7,759)
(0.250)(c)	6 Month EURIBOR	12/16/2025		1,960	(b)	(19,648)	(18,587)	(1,061)
0.500(a)	6 Month LIBOR	12/16/2025	GBP	300	(b)	(5,614)	(5,559)	(55)
6 Month NIBOR(a)	0.750	12/16/2025	NOK	13,140	(b)	8,421	5,505	2,916
3 Month STIBOR(d)	0.000	12/16/2025	SEK	7,760	(b)	(3,321)	(2,914)	(407)
6 Month LIBOR(a)	(0.500)	12/16/2027	CHF	800	(b)	(1,560)	(3,152)	1,592
(0.250)(c)	6 Month EURIBOR	12/16/2027	EUR	770	(b)	(6,115)	(4,642)	(1,473)
6 Month BBR(a)	0.920	09/04/2028	AUD	880	(b)	2,106	(195)	2,301
1.140(a)	3 Month BA	06/24/2030	CAD	490	(b)	413	(541)	954
0.000(c)	6 Month EURIBOR	09/08/2030	EUR	610	(b)	(1,605)	243	(1,848)
6 Month BBR(a)	1.000	12/16/2030	AUD	350	(b)	4,574	3,418	1,156
6 Month LIBOR(a)	(0.250)	12/16/2030	CHF	550	(b)	4,965	3,028	1,937
(0.250)(c)	6 Month EURIBOR	12/16/2030	EUR	900	(b)	3,741	7,875	(4,134)
3 Month BBR(d)	0.500	12/16/2030	NZD	70	(b)	(154)	(241)	87
3 Month BA(a)	1.750	06/17/2050	CAD	50		2,759	1,553	1,206
0.250(c)	6 Month EURIBOR	12/16/2050	EUR	30	(b)	(2,843)	(2,180)	(663)

TOTAL						$2,976	$(4,937)	$7,913

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made annually.
(d)	Payments made quarterly

WRITTEN OPTIONS CONTRACTS — At September 30, 2020, the Fund had the following written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	JPMorgan Chase Bank NA	0.350%	10/02/2020	(160,000)	$(160,000)	$(79)	$(1,795)	$1,716
6M IRS	Morgan Stanley Co., Inc.	(0.150)	12/02/2020	(130,000)	(130,000)	(1,678)	(1,695)	17
6M IRS		(0.200)	12/02/2020	(220,000)	(220,000)	(2,010)	(2,002)	(8)
6M IRS		(0.200)	12/03/2020	(160,000)	(160,000)	(1,470)	(1,613)	143
6M IRS		(0.250)	01/14/2021	(220,000)	(220,000)	(1,806)	(1,990)	184
6M IRS		0.350	10/02/2020	(160,000)	(160,000)	(79)	(1,785)	1,706
6M IRS		0.350	10/21/2020	(340,000)	(340,000)	(1,121)	(3,522)	2,401
6M IRS	UBS AG	(0.150)	11/30/2020	(250,000)	(250,000)	(3,191)	(2,529)	(662)

Total calls				(1,640,000)		$(11,434)	$(16,931)	$5,497

Puts
6M IRS	Morgan Stanley Co., Inc.	0.100	12/02/2020	(130,000)	(130,000)	(99)	(255)	156
6M IRS		0.000	01/14/2021	(220,000)	(220,000)	(666)	(690)	24
6M IRS	UBS AG	0.100	11/30/2020	(250,000)	(250,000)	(176)	(803)	627

Total puts				(600,000)		$(941)	$(1,748)	$807

Total written option contracts				(2,240,000)		$(12,375)	$(18,679)	$6,304

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 0.3%
1,602	Aptiv plc	$ 146,871
1,252	BorgWarner, Inc.	48,503
23,729	Ford Motor Co.	158,035
7,647	General Motors Co.	226,275

		579,684

Banks – 3.3%
46,038	Bank of America Corp.	1,109,055
12,592	Citigroup, Inc.	542,841
2,545	Citizens Financial Group, Inc.	64,338
924	Comerica, Inc.	35,343
4,330	Fifth Third Bancorp	92,315
1,020	First Republic Bank	111,241
5,981	Huntington Bancshares, Inc.	54,846
18,418	JPMorgan Chase & Co.	1,773,101
6,002	KeyCorp	71,604
809	M&T Bank Corp.	74,501
2,606	People’s United Financial, Inc.	26,868
2,575	PNC Financial Services Group, Inc. (The)	283,018
5,672	Regions Financial Corp.	65,398
314	SVB Financial Group*	75,555
8,241	Truist Financial Corp.	313,570
8,225	US Bancorp	294,866
25,031	Wells Fargo & Co.	588,479
945	Zions Bancorp NA	27,613

		5,604,552

Capital Goods – 5.5%
3,476	3M Co.	556,786
835	A O Smith Corp.	44,088
564	Allegion plc	55,785
1,384	AMETEK, Inc.	137,570
3,204	Boeing Co. (The)	529,493
4,980	Carrier Global Corp.	152,089
3,269	Caterpillar, Inc.	487,571
907	Cummins, Inc.	191,522
1,885	Deere & Co.	417,773
884	Dover Corp.	95,773
2,411	Eaton Corp. plc	245,994
3,578	Emerson Electric Co.	234,609
3,524	Fastenal Co.	158,897
720	Flowserve Corp.	19,649
1,820	Fortive Corp.	138,702
837	Fortune Brands Home & Security, Inc.	72,417
1,427	General Dynamics Corp.	197,540
52,565	General Electric Co.	327,480
4,232	Honeywell International, Inc.	696,629
2,514	Howmet Aerospace, Inc.	42,034
261	Huntington Ingalls Industries, Inc.	36,736
449	IDEX Corp.	81,902
1,746	Illinois Tool Works, Inc.	337,345
2,107	Ingersoll Rand, Inc.*	75,009
775	Jacobs Engineering Group, Inc.	71,897
4,560	Johnson Controls International plc	186,276
1,328	L3Harris Technologies, Inc.	225,547
1,482	Lockheed Martin Corp.	568,021
1,597	Masco Corp.	88,043
930	Northrop Grumman Corp.	293,406

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,507	Otis Worldwide Corp.	$ 156,487
2,138	PACCAR, Inc.	182,329
778	Parker-Hannifin Corp.	157,420
1,073	Pentair plc	49,111
867	Quanta Services, Inc.	45,830
9,281	Raytheon Technologies Corp.	534,029
714	Rockwell Automation, Inc.	157,566
640	Roper Technologies, Inc.	252,870
334	Snap-on, Inc.	49,141
947	Stanley Black & Decker, Inc.	153,603
230	Teledyne Technologies, Inc.*	71,348
1,449	Textron, Inc.	52,294
1,447	Trane Technologies plc	175,449
307	TransDigm Group, Inc.	145,862
426	United Rentals, Inc.*	74,337
1,110	Westinghouse Air Brake Technologies Corp.	68,687
265	WW Grainger, Inc.	94,544
1,098	Xylem, Inc.	92,364

		9,279,854

Commercial & Professional Services – 0.8%
519	Cintas Corp.	172,739
1,260	Copart, Inc.*	132,502
755	Equifax, Inc.	118,459
2,232	IHS Markit Ltd.	175,234
2,234	Nielsen Holdings plc	31,678
1,270	Republic Services, Inc.	118,555
697	Robert Half International, Inc.	36,899
882	Rollins, Inc.	47,796
988	Verisk Analytics, Inc.	183,086
2,342	Waste Management, Inc.	265,044

		1,281,992

Consumer Durables & Apparel – 1.2%
2,003	DR Horton, Inc.	151,487
907	Garmin Ltd.	86,038
2,220	Hanesbrands, Inc.	34,965
815	Hasbro, Inc.	67,417
759	Leggett & Platt, Inc.	31,248
1,646	Lennar Corp. Class A	134,445
373	Mohawk Industries, Inc.*	36,401
2,316	Newell Brands, Inc.	39,743
7,515	NIKE, Inc. Class B	943,433
21	NVR, Inc.*	85,745
1,535	PulteGroup, Inc.	71,055
425	PVH Corp.	25,347
305	Ralph Lauren Corp.	20,731
1,605	Tapestry, Inc.	25,086
1,254	Under Armour, Inc. Class A*	14,082
1,232	Under Armour, Inc. Class C*	12,123
1,923	VF Corp.	135,091
377	Whirlpool Corp.	69,327

		1,983,764

Consumer Services – 1.6%
2,610	Carnival Corp.	39,620
156	Chipotle Mexican Grill, Inc.*	194,019
816	Darden Restaurants, Inc.	82,204
244	Domino’s Pizza, Inc.	103,768
1,694	Hilton Worldwide Holdings, Inc.	144,532
1,934	Las Vegas Sands Corp.	90,240

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
1,631	Marriott International, Inc. Class A	$ 150,998
4,510	McDonald’s Corp.	989,900
2,367	MGM Resorts International	51,482
1,370	Norwegian Cruise Line Holdings Ltd.*	23,441
1,024	Royal Caribbean Cruises Ltd.	66,284
7,084	Starbucks Corp.	608,657
596	Wynn Resorts Ltd.	42,799
1,837	Yum! Brands, Inc.	167,718

		2,755,662

Diversified Financials – 4.5%
3,921	American Express Co.	393,080
738	Ameriprise Financial, Inc.	113,733
4,964	Bank of New York Mellon Corp. (The)	170,464
11,985	Berkshire Hathaway, Inc. Class B*	2,552,086
862	BlackRock, Inc.	485,780
2,782	Capital One Financial Corp.	199,915
686	Cboe Global Markets, Inc.	60,190
6,945	Charles Schwab Corp. (The)	251,617
2,187	CME Group, Inc.	365,907
1,916	Discover Financial Services	110,706
1,376	E*TRADE Financial Corp.	68,869
1,640	Franklin Resources, Inc.	33,374
2,090	Goldman Sachs Group, Inc. (The)(a)	420,027
3,360	Intercontinental Exchange, Inc.	336,168
2,323	Invesco Ltd.	26,505
236	MarketAxess Holdings, Inc.	113,655
990	Moody’s Corp.	286,952
7,317	Morgan Stanley	353,777
500	MSCI, Inc.	178,390
689	Nasdaq, Inc.	84,547
1,250	Northern Trust Corp.	97,463
783	Raymond James Financial, Inc.	56,971
1,454	S&P Global, Inc.	524,312
2,158	State Street Corp.	128,034
3,235	Synchrony Financial	84,660
1,398	T. Rowe Price Group, Inc.	179,252

		7,676,434

Energy – 2.0%
2,202	Apache Corp.	20,853
3,974	Baker Hughes Co.	52,815
2,498	Cabot Oil & Gas Corp.	43,365
11,266	Chevron Corp.	811,152
1,157	Concho Resources, Inc.	51,047
6,455	ConocoPhillips	211,982
2,477	Devon Energy Corp.	23,432
915	Diamondback Energy, Inc.	27,560
3,615	EOG Resources, Inc.	129,923
25,589	Exxon Mobil Corp.	878,470
5,330	Halliburton Co.	64,227
1,591	Hess Corp.	65,120
857	HollyFrontier Corp.	16,892
11,645	Kinder Morgan, Inc.	143,583
5,156	Marathon Oil Corp.	21,088
3,924	Marathon Petroleum Corp.	115,130
2,489	National Oilwell Varco, Inc.	22,550

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
3,064	Noble Energy, Inc.	$ 26,197
4,860	Occidental Petroleum Corp.	48,649
2,537	ONEOK, Inc.	65,911
2,666	Phillips 66	138,205
1,024	Pioneer Natural Resources Co.	88,054
8,522	Schlumberger NV	132,602
2,374	TechnipFMC plc	14,980
2,504	Valero Energy Corp.	108,473
7,366	Williams Cos., Inc. (The)	144,742

		3,467,002

Food & Staples Retailing – 1.6%
2,677	Costco Wholesale Corp.	950,335
4,820	Kroger Co. (The)	163,446
3,099	Sysco Corp.	192,820
4,295	Walgreens Boots Alliance, Inc.	154,277
8,385	Walmart, Inc.	1,173,145

		2,634,023

Food, Beverage & Tobacco – 3.4%
11,182	Altria Group, Inc.	432,072
3,361	Archer-Daniels-Midland Co.	156,253
1,137	Brown-Forman Corp. Class B	85,639
1,039	Campbell Soup Co.	50,256
23,408	Coca-Cola Co. (The)	1,155,653
3,032	Conagra Brands, Inc.	108,273
1,031	Constellation Brands, Inc. Class A	195,385
3,743	General Mills, Inc.	230,868
896	Hershey Co. (The)	128,433
1,732	Hormel Foods Corp.	84,677
709	J M Smucker Co. (The)	81,904
1,529	Kellogg Co.	98,758
3,869	Kraft Heinz Co. (The)	115,877
900	Lamb Weston Holdings, Inc.	59,643
765	McCormick & Co., Inc. (Non-Voting)	148,487
1,182	Molson Coors Beverage Co. Class B	39,668
8,687	Mondelez International, Inc. Class A	499,068
2,203	Monster Beverage Corp.*	176,681
8,362	PepsiCo, Inc.	1,158,973
9,451	Philip Morris International, Inc.	708,730
1,779	Tyson Foods, Inc. Class A	105,815

		5,821,113

Health Care Equipment & Services – 6.6%
10,720	Abbott Laboratories	1,166,658
284	ABIOMED, Inc.*	78,685
432	Align Technology, Inc.*	141,419
890	AmerisourceBergen Corp.	86,259
1,518	Anthem, Inc.	407,720
3,032	Baxter International, Inc.	243,833
1,748	Becton Dickinson and Co.	406,725
8,672	Boston Scientific Corp.*	331,357
1,761	Cardinal Health, Inc.	82,679
3,565	Centene Corp.*	207,946
1,860	Cerner Corp.	134,459
2,213	Cigna Corp.	374,904
305	Cooper Cos., Inc. (The)	102,822
7,915	CVS Health Corp.	462,236

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
3,811	Danaher Corp.	$ 820,623
500	DaVita, Inc.*	42,825
1,297	Dentsply Sirona, Inc.	56,718
565	DexCom, Inc.*	232,910
3,806	Edwards Lifesciences Corp.*	303,795
1,617	HCA Healthcare, Inc.	201,608
846	Henry Schein, Inc.*	49,728
1,569	Hologic, Inc.*	104,291
809	Humana, Inc.	334,837
514	IDEXX Laboratories, Inc.*	202,059
710	Intuitive Surgical, Inc.*	503,773
607	Laboratory Corp. of America Holdings*	114,280
997	McKesson Corp.	148,483
8,128	Medtronic plc	844,662
836	Quest Diagnostics, Inc.	95,714
891	ResMed, Inc.	152,744
532	STERIS plc	93,733
1,966	Stryker Corp.	409,655
284	Teleflex, Inc.	96,679
5,743	UnitedHealth Group, Inc.	1,790,495
458	Universal Health Services, Inc. Class B	49,015
546	Varian Medical Systems, Inc.*	93,912
444	West Pharmaceutical Services, Inc.	122,056
1,275	Zimmer Biomet Holdings, Inc.	173,578

		11,265,875

Household & Personal Products – 2.0%
1,523	Church & Dwight Co., Inc.	142,720
759	Clorox Co. (The)	159,519
5,156	Colgate-Palmolive Co.	397,785
1,378	Estee Lauder Cos., Inc. (The) Class A	300,749
2,066	Kimberly-Clark Corp.	305,066
15,056	Procter & Gamble Co. (The)	2,092,633

		3,398,472

Insurance – 1.8%
3,955	Aflac, Inc.	143,764
1,927	Allstate Corp. (The)	181,408
5,289	American International Group, Inc.	145,606
1,384	Aon plc Class A	285,519
1,153	Arthur J Gallagher & Co.	121,734
365	Assurant, Inc.	44,278
2,744	Chubb Ltd.	318,633
949	Cincinnati Financial Corp.	73,993
255	Everest Re Group Ltd.	50,373
610	Globe Life, Inc.	48,739
2,259	Hartford Financial Services Group, Inc. (The)	83,267
1,127	Lincoln National Corp.	35,309
1,486	Loews Corp.	51,638
3,044	Marsh & McLennan Cos., Inc.	349,147
4,683	MetLife, Inc.	174,067
1,588	Principal Financial Group, Inc.	63,949
3,566	Progressive Corp. (The)	337,593
2,419	Prudential Financial, Inc.	153,655
1,553	Travelers Cos., Inc. (The)	168,019
1,272	Unum Group	21,408

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
869	W R Berkley Corp.	$ 53,139
780	Willis Towers Watson plc	162,880

		3,068,118

Materials – 2.6%
1,330	Air Products and Chemicals, Inc.	396,154
665	Albemarle Corp.	59,371
9,571	Amcor plc	105,760
524	Avery Dennison Corp.	66,988
1,976	Ball Corp.	164,245
709	Celanese Corp.	76,182
1,313	CF Industries Holdings, Inc.	40,322
4,487	Corteva, Inc.	129,270
4,412	Dow, Inc.	207,585
4,499	DuPont de Nemours, Inc.	249,605
827	Eastman Chemical Co.	64,605
1,482	Ecolab, Inc.	296,163
785	FMC Corp.	83,139
8,685	Freeport-McMoRan, Inc.	135,833
657	International Flavors & Fragrances, Inc.(b)	80,450
2,457	International Paper Co.	99,607
3,188	Linde plc	759,158
1,576	LyondellBasell Industries NV Class A	111,092
382	Martin Marietta Materials, Inc.	89,908
2,141	Mosaic Co. (The)	39,116
4,891	Newmont Corp.	310,334
1,874	Nucor Corp.	84,068
592	Packaging Corp. of America	64,558
1,459	PPG Industries, Inc.	178,115
908	Sealed Air Corp.	35,239
491	Sherwin-Williams Co. (The)	342,099
787	Vulcan Materials Co.	106,670
1,664	Westrock Co.	57,807

		4,433,443

Media & Entertainment – 8.8%
4,640	Activision Blizzard, Inc.	375,608
1,817	Alphabet, Inc. Class A*	2,662,995
1,775	Alphabet, Inc. Class C*	2,608,540
910	Charter Communications, Inc. Class A*	568,150
27,535	Comcast Corp. Class A	1,273,769
981	Discovery, Inc. Class A*	21,356
1,991	Discovery, Inc. Class C*	39,024
1,530	DISH Network Corp. Class A*	44,416
1,763	Electronic Arts, Inc.*	229,913
14,541	Facebook, Inc. Class A*	3,808,288
2,022	Fox Corp. Class A	56,272
935	Fox Corp. Class B	26,152
2,371	Interpublic Group of Cos., Inc. (The)	39,525
839	Live Nation Entertainment, Inc.*	45,205
2,671	Netflix, Inc.*	1,335,580
2,320	News Corp. Class A	32,526
566	News Corp. Class B	7,913
1,326	Omnicom Group, Inc.	65,637
689	Take-Two Interactive Software, Inc.*	113,837
4,826	Twitter, Inc.*	214,757
3,303	ViacomCBS, Inc.	92,517

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
10,916	Walt Disney Co. (The)	$ 1,354,457

		15,016,437

Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
10,652	AbbVie, Inc.	933,009
1,896	Agilent Technologies, Inc.	191,382
1,304	Alexion Pharmaceuticals, Inc.*	149,217
3,535	Amgen, Inc.	898,456
951	Biogen, Inc.*	269,780
134	Bio-Rad Laboratories, Inc. Class A*	69,072
13,634	Bristol-Myers Squibb Co.	821,994
997	Catalent, Inc.*	85,403
4,823	Eli Lilly and Co.	713,900
7,566	Gilead Sciences, Inc.	478,095
875	Illumina, Inc.*	270,445
1,118	Incyte Corp.*	100,329
1,077	IQVIA Holdings, Inc.*	169,767
15,959	Johnson & Johnson	2,375,976
15,328	Merck & Co., Inc.	1,271,458
145	Mettler-Toledo International, Inc.*	140,034
3,305	Mylan NV*	49,013
684	PerkinElmer, Inc.	85,849
823	Perrigo Co. plc	37,784
33,725	Pfizer, Inc.	1,237,707
606	Regeneron Pharmaceuticals, Inc.*	339,227
2,388	Thermo Fisher Scientific, Inc.	1,054,350
1,586	Vertex Pharmaceuticals, Inc.*	431,582
373	Waters Corp.*	72,989
2,863	Zoetis, Inc.	473,454

		12,720,272

Real Estate – 2.6%
696	Alexandria Real Estate Equities, Inc. (REIT)	111,360
2,681	American Tower Corp. (REIT)	648,078
990	Apartment Investment and Management Co. Class A (REIT)	33,383
840	AvalonBay Communities, Inc. (REIT)	125,446
829	Boston Properties, Inc. (REIT)	66,569
2,058	CBRE Group, Inc. Class A*	96,664
2,544	Crown Castle International Corp. (REIT)	423,576
1,638	Digital Realty Trust, Inc. (REIT)	240,393
2,283	Duke Realty Corp. (REIT)	84,243
533	Equinix, Inc. (REIT)	405,149
2,042	Equity Residential (REIT)	104,816
393	Essex Property Trust, Inc. (REIT)	78,910
793	Extra Space Storage, Inc. (REIT)	84,843
456	Federal Realty Investment Trust (REIT)	33,489
3,015	Healthpeak Properties, Inc. (REIT)	81,857
4,466	Host Hotels & Resorts, Inc. (REIT)	48,188
1,759	Iron Mountain, Inc. (REIT)	47,124
2,698	Kimco Realty Corp. (REIT)	30,379

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
708	Mid-America Apartment Communities, Inc. (REIT)	$ 82,093
4,473	Prologis, Inc. (REIT)	450,073
908	Public Storage (REIT)	202,230
2,120	Realty Income Corp. (REIT)	128,790
891	Regency Centers Corp. (REIT)	33,876
685	SBA Communications Corp. (REIT)	218,159
1,826	Simon Property Group, Inc. (REIT)	118,106
470	SL Green Realty Corp. (REIT)	21,794
1,805	UDR, Inc. (REIT)	58,861
2,299	Ventas, Inc. (REIT)	96,466
1,036	Vornado Realty Trust (REIT)	34,923
2,538	Welltower, Inc. (REIT)	139,818
4,526	Weyerhaeuser Co. (REIT)	129,081

		4,458,737

Retailing – 8.3%
433	Advance Auto Parts, Inc.	66,465
2,576	Amazon.com, Inc.*	8,111,128
144	AutoZone, Inc.*	169,580
1,367	Best Buy Co., Inc.	152,133
250	Booking Holdings, Inc.*	427,670
1,005	CarMax, Inc.*	92,370
1,499	Dollar General Corp.	314,220
1,458	Dollar Tree, Inc.*	133,174
4,030	eBay, Inc.	209,963
725	Etsy, Inc.*	88,182
814	Expedia Group, Inc.	74,636
1,458	Gap, Inc. (The)	24,830
888	Genuine Parts Co.	84,511
6,506	Home Depot, Inc. (The)	1,806,781
1,338	L Brands, Inc.	42,562
1,787	LKQ Corp.*	49,554
4,558	Lowe’s Cos., Inc.	755,990
454	O’Reilly Automotive, Inc.*	209,330
2,172	Ross Stores, Inc.	202,691
3,014	Target Corp.	474,464
672	Tiffany & Co.	77,851
7,209	TJX Cos., Inc. (The)	401,181
727	Tractor Supply Co.	104,208
356	Ulta Beauty, Inc.*	79,737

		14,153,211

Semiconductors & Semiconductor Equipment – 5.0%
7,146	Advanced Micro Devices, Inc.*	585,900
2,234	Analog Devices, Inc.	260,797
5,564	Applied Materials, Inc.	330,780
2,423	Broadcom, Inc.	882,747
25,710	Intel Corp.	1,331,264
953	KLA Corp.	184,634
889	Lam Research Corp.	294,926
1,614	Maxim Integrated Products, Inc.	109,122
1,506	Microchip Technology, Inc.	154,757
6,755	Micron Technology, Inc.*	317,215
3,740	NVIDIA Corp.	2,024,163
713	Qorvo, Inc.*	91,984
6,807	QUALCOMM, Inc.	801,048
1,014	Skyworks Solutions, Inc.	147,537
1,009	Teradyne, Inc.	80,175
5,526	Texas Instruments, Inc.	789,058

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,482	Xilinx, Inc.	$ 154,484

		8,540,591

Software & Services – 14.7%
3,850	Accenture plc Class A	870,062
2,905	Adobe, Inc.*	1,424,699
994	Akamai Technologies, Inc.*	109,877
515	ANSYS, Inc.*	168,523
1,316	Autodesk, Inc.*	304,009
2,584	Automatic Data Processing, Inc.	360,442
702	Broadridge Financial Solutions, Inc.	92,664
1,691	Cadence Design Systems, Inc.*	180,311
728	Citrix Systems, Inc.	100,253
3,307	Cognizant Technology Solutions Corp. Class A	229,572
1,690	DXC Technology Co.	30,167
3,762	Fidelity National Information Services, Inc.	553,804
3,348	Fiserv, Inc.*	345,011
513	FleetCor Technologies, Inc.*	122,145
820	Fortinet, Inc.*	96,604
524	Gartner, Inc.*	65,474
1,831	Global Payments, Inc.	325,149
5,369	International Business Machines Corp.	653,246
1,588	Intuit, Inc.	518,022
486	Jack Henry & Associates, Inc.	79,019
834	Leidos Holdings, Inc.	74,351
5,339	Mastercard, Inc. Class A	1,805,490
45,788	Microsoft Corp.	9,630,590
3,235	NortonLifeLock, Inc.	67,417
11,745	Oracle Corp.	701,177
1,970	Paychex, Inc.	157,147
302	Paycom Software, Inc.*	94,013
7,088	PayPal Holdings, Inc.*	1,396,549
5,473	salesforce.com, Inc.*	1,375,474
1,165	ServiceNow, Inc.*	565,025
931	Synopsys, Inc.*	199,215
249	Tyler Technologies, Inc.*	86,791
624	VeriSign, Inc.*	127,826
10,218	Visa, Inc. Class A	2,043,294
2,511	Western Union Co. (The)	53,811

		25,007,223

Technology Hardware & Equipment – 8.2%
1,778	Amphenol Corp. Class A	192,504
97,273	Apple, Inc.	11,265,186
341	Arista Networks, Inc.*	70,563
891	CDW Corp.	106,501
25,625	Cisco Systems, Inc.	1,009,369
4,544	Corning, Inc.	147,271
368	F5 Networks, Inc.*	45,179
802	FLIR Systems, Inc.	28,752
7,890	Hewlett Packard Enterprise Co.	73,929
8,199	HP, Inc.	155,699
209	IPG Photonics Corp.*	35,524
2,099	Juniper Networks, Inc.	45,129
1,165	Keysight Technologies, Inc.*	115,079
1,023	Motorola Solutions, Inc.	160,417
1,310	NetApp, Inc.	57,430
1,387	Seagate Technology plc	68,338

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
2,014	TE Connectivity Ltd.	$ 196,848
1,757	Western Digital Corp.	64,218
1,161	Xerox Holdings Corp.	21,792
326	Zebra Technologies Corp. Class A*	82,302

		13,942,030

Telecommunication Services – 1.9%
43,032	AT&T, Inc.	1,226,842
6,293	CenturyLink, Inc.	63,496
3,567	T-Mobile US, Inc.*	407,922
25,001	Verizon Communications, Inc.	1,487,310

		3,185,570

Transportation – 2.0%
699	Alaska Air Group, Inc.	25,604
2,591	American Airlines Group, Inc.(b)	31,843
843	CH Robinson Worldwide, Inc.	86,146
4,598	CSX Corp.	357,127
3,380	Delta Air Lines, Inc.	103,360
1,022	Expeditors International of Washington, Inc.	92,512
1,473	FedEx Corp.	370,489
518	JB Hunt Transport Services, Inc.	65,465
575	Kansas City Southern	103,977
1,538	Norfolk Southern Corp.	329,117
568	Old Dominion Freight Line, Inc.	102,763
3,584	Southwest Airlines Co.	134,400
4,120	Union Pacific Corp.	811,104
1,448	United Airlines Holdings, Inc.*	50,318
4,297	United Parcel Service, Inc. Class B	716,009

		3,380,234

Utilities – 2.9%
4,083	AES Corp. (The)	73,943
1,551	Alliant Energy Corp.	80,109
1,516	Ameren Corp.	119,885
2,972	American Electric Power Co., Inc.	242,902
1,079	American Water Works Co., Inc.	156,326
741	Atmos Energy Corp.	70,832
3,042	CenterPoint Energy, Inc.	58,863
1,758	CMS Energy Corp.	107,959
2,052	Consolidated Edison, Inc.	159,646
5,113	Dominion Energy, Inc.	403,569
1,169	DTE Energy Co.	134,482
4,418	Duke Energy Corp.	391,258
2,210	Edison International	112,356
1,210	Entergy Corp.	119,221
1,366	Evergy, Inc.	69,420
2,040	Eversource Energy	170,442
5,960	Exelon Corp.	213,130
3,330	FirstEnergy Corp.	95,604
2,966	NextEra Energy, Inc.	823,243
2,370	NiSource, Inc.	52,140
1,439	NRG Energy, Inc.	44,235
691	Pinnacle West Capital Corp.	51,514
4,648	PPL Corp.	126,472
3,074	Public Service Enterprise Group, Inc.	168,793
1,745	Sempra Energy	206,538

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
6,341	Southern Co. (The)	$ 343,809
1,924	WEC Energy Group, Inc.	186,436
3,187	Xcel Energy, Inc.	219,935

		5,003,062

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $51,702,087)		$ 168,657,355

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(a) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
104,400	0.027%	$ 104,400
(Cost $104,400)

TOTAL INVESTMENTS – 99.2% (Cost $51,806,487)		$168,761,755

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		1,384,178

NET ASSETS – 100.0%		$170,145,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

(b)	All or a portion of security is on loan.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	10	12/18/2020	$1,676,000	$3,304

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Exchange-Traded Funds – 28.5%
203,100	iShares Core MSCI Emerging Markets ETF	$ 10,723,680
124,265	iShares Core S&P 500 ETF	41,760,496
125,800	Vanguard S&P 500 ETF	38,702,370

TOTAL EXCHANGE-TRADED FUNDS (Cost $71,591,714)		$ 91,186,546

Shares	Dividend Rate	Value

Investment Companies(a) – 55.4%
Goldman Sachs Financial Square Fund — Treasury Instruments Shares
16,267,198	0.006%	$ 16,267,198
Goldman Sachs Financial Square Government Fund — Institutional Shares
96,075,623	0.027	96,075,623
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
32,534,396	0.006	32,534,396
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
32,534,396	0.006	32,534,396

TOTAL INVESTMENT COMPANIES (Cost $177,411,613)		$177,411,613

TOTAL INVESTMENTS – 83.9% (Cost $249,003,327)		$268,598,159

OTHER ASSETS IN EXCESS OF LIABILITIES – 16.1%		51,500,265

NET ASSETS – 100.0%		$320,098,424

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	383	12/18/2020	$14,342,604	$(511,041)
Euro-Bund	108	12/08/2020	22,094,727	31,706
FTSE 100 Index	196	12/18/2020	14,773,656	(624,003)
Russell 2000 E-Mini Index	52	12/18/2020	3,911,440	38,646
S&P 500 E-Mini Index	80	12/18/2020	13,408,000	202,207
TOPIX Index	105	12/10/2020	16,183,331	386,487
U.S. Treasury 10 Year Note	934	12/21/2020	130,293,000	294,893

Total Futures Contracts				$(181,105)

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Banks – 0.7%
4,613	First Republic Bank	$ 503,094

Capital Goods – 7.1%
3,762	AMETEK, Inc.	373,943
11,591	AZEK Co., Inc. (The)*	403,483
10,477	Graco, Inc.	642,764
3,448	HEICO Corp.	360,867
4,366	IDEX Corp.	796,402
6,412	Rockwell Automation, Inc.	1,415,000
4,745	Trane Technologies plc	575,331
7,273	Xylem, Inc.	611,805

		5,179,595

Commercial & Professional Services – 5.6%
1,636	CoStar Group, Inc.*	1,388,162
11,765	TransUnion	989,790
9,178	Verisk Analytics, Inc.	1,700,775

		4,078,727

Consumer Durables & Apparel – 2.4%
5,383	Lululemon Athletica, Inc.*	1,772,999

Consumer Services – 3.8%
5,045	Chegg, Inc.*	360,415
528	Chipotle Mexican Grill, Inc.*	656,679
4,845	Choice Hotels International, Inc.	416,476
2,884	Wingstop, Inc.	394,099
8,273	Wynn Resorts Ltd.	594,084
4,001	Yum! Brands, Inc.	365,291

		2,787,044

Diversified Financials – 3.8%
20,308	Discover Financial Services	1,173,396
2,359	MarketAxess Holdings, Inc.	1,136,071
1,279	MSCI, Inc.	456,322

		2,765,789

Energy – 1.3%
20,631	Cheniere Energy, Inc.*	954,596

Food & Staples Retailing – 0.8%
13,899	Grocery Outlet Holding Corp.*	546,509

Food, Beverage & Tobacco – 1.9%
3,851	Lamb Weston Holdings, Inc.	255,206
5,914	McCormick & Co., Inc. (Non-Voting)	1,147,907

		1,403,113

Health Care Equipment & Services – 13.8%
1,348	Align Technology, Inc.*	441,281
13,115	American Well Corp. Class A*	388,729
9,643	Boston Scientific Corp.*	368,459
5,450	Centene Corp.*	317,898
979	Cooper Cos., Inc. (The)	330,040
8,388	Guardant Health, Inc.*	937,611
17,255	Hologic, Inc.*	1,146,940
2,131	IDEXX Laboratories, Inc.*	837,717
4,929	Insulet Corp.*	1,166,152
7,288	Veeva Systems, Inc. Class A*	2,049,313

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
4,259	West Pharmaceutical Services, Inc.	$ 1,170,799
6,561	Zimmer Biomet Holdings, Inc.	893,215

		10,048,154

Household & Personal Products – 1.6%
12,524	Church & Dwight Co., Inc.	1,173,624

Materials – 3.5%
18,207	Ball Corp.	1,513,366
4,313	Martin Marietta Materials, Inc.	1,015,108

		2,528,474

Media & Entertainment – 4.8%
9,280	Live Nation Entertainment, Inc.*	500,006
12,254	Match Group, Inc.*	1,355,905
6,277	Pinterest, Inc. Class A*	260,558
33,542	Snap, Inc. Class A*	875,782
2,030	Spotify Technology SA*	492,417

		3,484,668

Pharmaceuticals, Biotechnology & Life Sciences – 9.3%
7,439	Adaptive Biotechnologies Corp.*	361,759
10,135	Agios Pharmaceuticals, Inc.*	354,725
5,176	BioMarin Pharmaceutical, Inc.*	393,790
13,370	Catalent, Inc.*	1,145,274
7,020	Exact Sciences Corp.*	715,689
3,316	Immunomedics, Inc.*	281,959
1,146	Mettler-Toledo International, Inc.*	1,106,750
7,587	Moderna, Inc.*	536,780
4,767	Neurocrine Biosciences, Inc.*	458,395
3,825	Sarepta Therapeutics, Inc.*	537,145
4,367	Seattle Genetics, Inc.*	854,578

		6,746,844

Real Estate Investment Trusts – 0.7%
8,407	Equity LifeStyle Properties, Inc. (REIT)	515,349

Retailing – 7.0%
5,050	Burlington Stores, Inc.*	1,040,755
1,773	Dollar General Corp.	371,656
3,140	Etsy, Inc.*	381,918
538	MercadoLibre, Inc.*	582,374
3,700	O’Reilly Automotive, Inc.*	1,705,996
4,526	Ulta Beauty, Inc.*	1,013,734

		5,096,433

Semiconductors & Semiconductor Equipment – 5.5%
1,015	Lam Research Corp.	336,726
13,953	Marvell Technology Group Ltd.	553,934
6,471	Microchip Technology, Inc.	664,960
10,241	MKS Instruments, Inc.	1,118,624
2,997	NXP Semiconductors NV	374,056
9,546	Xilinx, Inc.	995,075

		4,043,375

Software & Services – 21.5%
9,730	Akamai Technologies, Inc.*	1,075,554
11,018	Anaplan, Inc.*	689,506

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
2,886	ANSYS, Inc.*	$ 944,386
3,719	Avalara, Inc.*	473,578
8,678	Booz Allen Hamilton Holding Corp.	720,100
14,255	Cadence Design Systems, Inc.*	1,520,011
2,914	Coupa Software, Inc.*	799,135
7,522	DocuSign, Inc.*	1,619,035
11,591	Dynatrace, Inc.*	475,463
4,399	HubSpot, Inc.*	1,285,520
1,674	Okta, Inc.*	357,985
5,530	Palo Alto Networks, Inc.*	1,353,468
1,503	Paycom Software, Inc.*	467,884
3,104	Proofpoint, Inc.*	327,627
3,372	RingCentral, Inc. Class A*	925,985
7,410	Splunk, Inc.*	1,394,043
3,712	Twilio, Inc. Class A*	917,198
2,430	WEX, Inc.*	337,697

		15,684,175

Technology Hardware & Equipment – 3.6%
14,074	Amphenol Corp. Class A	1,523,792
4,179	Motorola Solutions, Inc.	655,309
12,199	National Instruments Corp.	435,504

		2,614,605

Transportation – 1.2%
4,912	Old Dominion Freight Line, Inc.	888,679

TOTAL COMMON STOCKS (Cost $54,131,287)		$ 72,815,846

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
570,179	0.027%	$ 570,179
(Cost $570,179)

TOTAL INVESTMENTS – 100.7% (Cost $54,701,466)		$ 73,386,025

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(513,212)

NET ASSETS – 100.0%		$ 72,872,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 2.2%
Adjustable Rate FHLMC(a) – 0.8%
$75,705	3.465%	05/01/2035	$ 79,783
16,469	2.992	09/01/2035	17,120
99,707	3.172	12/01/2036	104,570
109,391	4.180	04/01/2037	115,239
132,072	2.811	01/01/2038	137,595
113,808	3.809	01/01/2038	119,998

			574,305

Adjustable Rate FNMA(a) – 1.0%
35,893	2.387	05/01/2033	37,243
68,744	2.708	05/01/2035	71,953
218,658	3.237	06/01/2035	228,639
220,971	3.256	11/01/2035	230,149
43,081	3.561	12/01/2035	45,104
122,117	3.857	03/01/2037	128,880

			741,968

Adjustable Rate GNMA(a) – 0.2%
122,808	2.875	04/20/2033	126,798

Agency Multi-Family – 0.2%
FNMA
3,162	3.546	10/01/2020	3,160
17,387	3.679	12/01/2020	17,308
79,739	3.779	12/01/2020	79,839
46,970	4.380	06/01/2021	47,504

			147,811

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,609,517)			$ 1,590,882

Collateralized Mortgage Obligations(a) – 25.8%
Agency Multi-Family(b) – 2.3%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL
$170,446	0.507%	08/25/2025	$ 170,543
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A
387,192	0.527	05/25/2024	388,305
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF58, Class A
568,341	0.655	01/25/2026	571,785
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF60, Class A
496,618	0.647	02/25/2026	499,650
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
47,159	0.537	08/25/2023	47,175

			1,677,458

Regular Floater – 23.5%
FHLMC REMIC Series 3049, Class FP
140,916	0.502	10/15/2035	141,868
FHLMC REMIC Series 3208, Class FB
79,545	0.552	08/15/2036	80,149
FHLMC REMIC Series 3208, Class FD
118,523	0.552	08/15/2036	119,422
FHLMC REMIC Series 3208, Class FG
477,272	0.552	08/15/2036	480,892
FHLMC REMIC Series 3307, Class FT
739,588	0.392	07/15/2034	740,527
FHLMC REMIC Series 3311, Class KF
1,359,196	0.492	05/15/2037	1,368,771

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3371, Class FA(b)
$303,075	0.752%	09/15/2037	$ 308,032
FHLMC REMIC Series 4068, Class UF
1,789,048	0.652	06/15/2042	1,804,942
FHLMC REMIC Series 4174, Class FB(b)
389,846	0.452	05/15/2039	389,812
FHLMC REMIC Series 4320, Class FD
259,931	0.552	07/15/2039	262,170
FHLMC REMIC Series 4477, Class FG
276,133	0.456	10/15/2040	275,032
FHLMC REMIC Series 4508, Class CF
247,673	0.552	09/15/2045	249,883
FHLMC REMIC Series 4631, Class GF
1,496,719	0.652	11/15/2046	1,511,139
FHLMC REMIC Series 4637, Class QF
1,168,673	1.157	04/15/2044	1,151,820
FNMA REMIC Series 2006-82, Class F
103,164	0.718	09/25/2036	104,470
FNMA REMIC Series 2006-96, Class FA
393,696	0.448	10/25/2036	395,218
FNMA REMIC Series 2007-33, Class HF
70,425	0.498	04/25/2037	70,814
FNMA REMIC Series 2007-36, Class F
111,386	0.378	04/25/2037	111,607
FNMA REMIC Series 2007-85, Class FC
308,399	0.688	09/25/2037	312,593
FNMA REMIC Series 2008-8, Class FB
258,536	0.968	02/25/2038	262,947
FNMA REMIC Series 2011-63, Class FG
267,886	0.598	07/25/2041	270,957
FNMA REMIC Series 2012-35, Class QF
868,480	0.548	04/25/2042	875,688
FNMA REMIC Series 2016-1, Class FT
744,908	0.498	02/25/2046	749,070
FNMA REMIC Series 2017-45, Class FA
432,571	0.476	06/25/2047	430,757
FNMA REMIC Series 2017-96, Class FC
899,280	0.548	12/25/2057	908,594
FNMA REMIC Series 2018-60, Class FK
2,744,495	0.448	08/25/2048	2,755,140
GNMA REMIC Series 2005-48, Class AF(b)
386,721	0.356	06/20/2035	387,021
GNMA REMIC Series 2012-98, Class FA(b)
346,460	0.556	08/20/2042	348,993
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(b)
54,205	0.605	10/07/2020	54,217
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(b)
198,734	0.625	11/05/2020	198,765

			17,121,310

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,716,230)			$18,798,768

U.S. Government Agency Security(a) – 2.1%
FFCB
	(SOFR + 0.17%),
$1,500,000	0.240%	03/15/2022	$ 1,501,003
(Cost $1,500,000)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 24.3%
Automobile – 3.8%
Ally Master Owner Trust Series 2018-1, Class A2
$800,000	2.700%	01/17/2023	$ 805,273
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(c)
80,832	0.492	08/15/2029	80,851
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(a)
750,000	0.650	09/15/2025	750,054
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)
300,000	0.472	10/17/2022	300,020
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
850,000	0.712	02/15/2024	852,812

			2,789,010

Collateralized Loan Obligations(a)(c) – 8.1%
522 Funding CLO I Ltd. Series 2019-4A, Class A
500,000	1.622	04/20/2030	496,858
Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR
585,584	1.052	07/18/2027	581,969
Bowman Park CLO Ltd. Series 2014-1A, Class AR
57,518	1.436	11/23/2025	57,373
California Street CLO XII Ltd. Series 2013-12A, Class AR
105,869	1.305	10/15/2025	105,551
CBAM Ltd. Series 2018-5A, Class A
1,100,000	1.293	04/17/2031	1,084,908
Cutwater Ltd. Series 2014-1A, Class A1AR
122,241	1.525	07/15/2026	121,784
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	1.242	04/18/2031	590,391
LCM XX LP Series 20A, Class AR
700,000	1.312	10/20/2027	693,174
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	1.025	04/15/2029	1,084,677
Parallel Ltd. Series 2015-1A, Class AR
190,999	1.122	07/20/2027	189,212
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	1.562	01/18/2032	791,014
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
41,547	1.455	07/15/2026	41,510
WhiteHorse IX Ltd. Series 2014-9A, Class AR
75,786	1.433	07/17/2026	75,599

			5,914,020

Credit Card(a) – 4.5%
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	0.776	04/22/2026	1,409,258
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	0.524	08/08/2024	501,959
Evergreen Credit Card Trust Series 2019-1, Class A(c)
1,000,000	0.632	01/15/2023	1,000,530
Golden Credit Card Trust Series 2019-1A, Class A(c)
350,000	0.602	12/15/2022	350,177

			3,261,924

Student Loans(a) – 7.9%
Academic Loan Funding Trust Series 2013-1A, Class A(c)
350,246	0.948	12/26/2044	334,013
Access Group, Inc. Series 2015-1, Class A(c)
132,552	0.848	07/25/2056	129,803
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
566,798	1.050	02/25/2030	567,807

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loans(a) – (continued)
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(c)
$144,754	0.848%	02/25/2039	$ 141,331
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
16,232	0.948	06/25/2026	16,213
Educational Funding of the South, Inc. Series 2011-1, Class A2
283,039	0.894	04/25/2035	281,271
Higher Education Funding I Series 2014-1, Class A(c)
219,518	1.300	05/25/2034	219,518
Illinois Student Assistance Commission Series 2010-1, Class A3
150,657	1.168	07/25/2045	147,749
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1
447,984	0.756	09/01/2028	439,036
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
436,927	0.905	12/01/2031	420,374
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
355,060	1.156	05/20/2030	355,485
Navient Student Loan Trust Series 2016-7A, Class A(c)
111,590	1.298	03/25/2066	111,590
Nelnet Student Loan Trust Series 2006-1, Class A5
43,348	0.366	08/23/2027	43,199
Nelnet Student Loan Trust Series 2013-5A, Class A(c)
59,932	0.778	01/25/2037	58,113
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3
359,649	0.385	10/25/2035	338,559
Scholar Funding Trust Series 2010-A, Class A(c)
192,439	0.997	10/28/2041	187,153
SLM Student Loan Trust Series 2005-5, Class A4
635,486	0.385	10/25/2028	629,760
SLM Student Loan Trust Series 2007-1, Class A5
335,803	0.335	01/26/2026	335,059
SLM Student Loan Trust Series 2008-5, Class A4
53,251	1.945	07/25/2023	52,863
SLM Student Loan Trust Series 2012-3, Class A
665,632	0.798	12/27/2038	647,523
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
19,806	1.150	10/01/2024	19,826
Utah State Board of Regents Series 2015-1, Class A
233,316	0.775	02/25/2043	226,906

			5,703,151

TOTAL ASSET-BACKED SECURITIES (Cost $17,774,840)			$17,668,105

Supranational(a)(c) – 2.1%
European Investment Bank
	(SOFR + 0.29%),
$1,530,000	0.350%	06/10/2022	$ 1,531,191
(Cost $1,530,000)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A
	(1 Mo. LIBOR + 0.50%),
$94,816	0.648%		01/25/2033	$ 94,419
(Cost $76,566)

U.S. Treasury Obligations – 31.3%
U.S. Treasury Bonds
$220,000	3.750%		11/15/2043	$ 326,803
170,000	3.375		05/15/2044	239,913
U.S. Treasury Inflation Linked Notes
1,318,251	0.125		07/15/2022	1,351,964
U.S. Treasury Notes
	(3 Mo. U.S. T-Bill MMY + 0.05%),
4,900,000	0.145	(a)	10/31/2020	4,900,129
	(3 Mo. U.S. T-Bill MMY + 0.22%),
13,400,000	0.320	(a)	07/31/2021	13,423,182
310,000	2.875		10/15/2021	318,816
	(3 Mo. U.S. T-Bill MMY + 0.15%),
600,000	0.254	(a)	01/31/2022	600,923
120,000	1.875		02/28/2022	122,948
20,000	2.750		04/30/2023	21,339
920,000	2.875		10/31/2023	996,547
140,000	2.875		05/31/2025	156,975
10,000	3.000		09/30/2025	11,347
250,000	2.125		05/31/2026	274,941
20,000	1.375		08/31/2026	21,177

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,502,949)				$22,767,004

Shares	Dividend Rate			Value

Investment Company(d) – 10.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,704,538	0.027%			$ 7,704,538
(Cost $7,704,538)

TOTAL INVESTMENTS – 98.5% (Cost $71,414,640)				$71,655,910

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%				1,126,985

NET ASSETS – 100.0%				$72,782,895

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2020.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Ultra Note	2	12/21/2020	$319,594	$966

Total				$966

Short position contracts:
U.S. Treasury 2 Year Note	(8)	12/31/2020	(1,767,500)	(850)
U.S. Treasury 5 Year Note	(22)	12/31/2020	(2,772,172)	(3,959)
U.S. Treasury 10 Year Note	(8)	12/21/2020	(1,116,000)	(2,113)
U.S. Treasury Long Bond	(7)	12/21/2020	(1,233,094)	(3,158)
U.S. Treasury Ultra Bond	(1)	12/21/2020	(221,406)	(2,542)

Total				$(12,622)

Total Futures Contracts				$(11,656)

SWAP CONTRACTS — At September 30, 2020, the Fund had the following swap contracts: CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 1,300	$803	$30	$773

(a)	Payments made quarterly
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Australia – 8.0%
61,437	Adairs Ltd. (Retailing)	$ 145,014
38,194	BHP Group plc (Materials)	814,837
74,127	Brambles Ltd. (Commercial & Professional Services)	562,849
4,122	Breville Group Ltd. (Consumer Durables & Apparel)	74,808
21,003	Coles Group Ltd. (Food & Staples Retailing)	255,875
616	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	127,245
56,085	Fortescue Metals Group Ltd. (Materials)	658,888
9,957	Goodman Group (REIT)	128,918
13,801	JB Hi-Fi Ltd. (Retailing)	469,234
7,261	Mineral Resources Ltd. (Materials)	130,963
21,034	OZ Minerals Ltd. (Materials)	214,626
674	REA Group Ltd. (Media & Entertainment)	53,670
9,590	Rio Tinto Ltd. (Materials)	655,010
15,701	Rio Tinto plc ADR (Materials)	948,183
124,330	Santos Ltd. (Energy)	439,604
25,871	Sonic Healthcare Ltd. (Health Care Equipment & Services)	614,364
22,135	Wesfarmers Ltd. (Retailing)	707,529

		7,001,617

Belgium – 0.6%
10,897	bpost SA (Transportation)	95,420
1,107	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	156,939
3,051	Groupe Bruxelles Lambert SA (Diversified Financials)	275,054
831	Warehouses De Pauw CVA CVA (REIT)	30,241

		557,654

Cambodia – 0.1%
84,000	NagaCorp Ltd. (Consumer Services)	100,392

China – 0.7%
9,500	ENN Energy Holdings Ltd. (Utilities)	104,246
169,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	188,188
172,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	304,560

		596,994

Denmark – 2.2%
4,633	DSV PANALPINA A/S (Transportation)	751,487
16,691	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,156,429

		1,907,916

Shares	Description	Value

Common Stocks – (continued)
Finland – 0.6%
7,139	Kesko OYJ Class B (Food & Staples Retailing)	$ 183,936
17,290	Nokia OYJ (Technology Hardware & Equipment)*	67,671
11,674	Valmet OYJ (Capital Goods)	287,964

		539,571

France – 6.9%
360	Arkema SA (Materials)	38,169
21,783	BNP Paribas SA (Banks)*	787,990
1,332	Bouygues SA (Capital Goods)	46,029
4,871	Capgemini SE (Software & Services)	624,927
579	Gecina SA (REIT)	76,327
13	Hermes International (Consumer Durables & Apparel)	11,196
5,300	Legrand SA (Capital Goods)	422,142
39,707	Rexel SA (Capital Goods)*	497,848
12,224	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,224,990
1,642	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	567,153
8,247	Schneider Electric SE (Capital Goods)	1,025,093
2,136	Teleperformance (Commercial & Professional Services)	658,533

		5,980,397

Germany – 9.2%
5,341	Allianz SE (Registered) (Insurance)	1,025,097
5,378	Aurubis AG (Materials)	365,866
977	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	60,275
987	Bayerische Motoren Werke AG (Automobiles & Components)	71,634
789	Bechtle AG (Software & Services)	159,649
1,400	Daimler AG (Registered) (Automobiles & Components)	75,523
4,094	Deutsche Boerse AG (Diversified Financials)	717,761
20,202	Deutsche Post AG (Registered) (Transportation)	916,677
47,656	Deutsche Telekom AG (Registered) (Telecommunication Services)	793,475
1,166	Deutsche Wohnen SE (Real Estate)	58,276
5,104	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	431,475
1,467	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	164,172
484	HelloFresh SE (Retailing)*	26,898

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
2,332	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(a)	$ 243,896
757	Hornbach Baumarkt AG (Retailing)	40,206
555	Hornbach Holding AG & Co. KGaA (Retailing)	64,811
280	LANXESS AG (Materials)	16,020
1,792	Nemetschek SE (Software & Services)	130,980
4,309	Porsche Automobil Holding SE (Preference) (Automobiles & Components)*,(a)	256,351
6,640	Scout24 AG (Media & Entertainment)(b)	579,188
8,110	Siemens AG (Registered) (Capital Goods)	1,024,205
4,055	Siemens Energy AG (Utilities)*	109,348
1,322	Siltronic AG (Semiconductors & Semiconductor Equipment)	118,440
1,466	Software AG (Software & Services)	72,328
3,004	Volkswagen AG (Preference) (Automobiles & Components)(a)	483,377
277	zooplus AG (Retailing)*	51,508

		8,057,436

Hong Kong – 2.2%
4,000	CK Asset Holdings Ltd. (Real Estate)	19,655
36,000	CLP Holdings Ltd. (Utilities)	336,141
18,900	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	889,689
165,600	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	221,797
29,000	Sun Hung Kai Properties Ltd. (Real Estate)	373,709
3,000	Techtronic Industries Co. Ltd. (Capital Goods)	39,887

		1,880,878

Ireland – 0.1%
1,275	Smurfit Kappa Group plc (Materials)	50,028

Israel – 0.1%
2,710	Plus500 Ltd. (Diversified Financials)	54,781

Italy – 4.2%
24,902	Azimut Holding SpA (Diversified Financials)	449,654
4,801	Buzzi Unicem SpA (Materials)	111,544
7,444	De’ Longhi SpA (Consumer Durables & Apparel)*	254,528
109,759	Enel SpA (Utilities)	952,260
3,595	Ferrari NV (Automobiles & Components)	659,751
365,868	Intesa Sanpaolo SpA (Banks)	688,351
20,458	Prysmian SpA (Capital Goods)	593,848

		3,709,936

Shares	Description	Value

Common Stocks – (continued)
Japan – 28.8%
46,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 693,157
19,900	Benesse Holdings, Inc. (Consumer Services)	512,204
2,300	Bridgestone Corp. (Automobiles & Components)	72,701
7,600	Chubu Electric Power Co., Inc. (Utilities)	92,442
9,700	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	196,616
32,300	Dai-ichi Life Holdings, Inc. (Insurance)	455,764
23,900	DCM Holdings Co. Ltd. (Retailing)	329,295
33,200	DeNA Co. Ltd. (Media & Entertainment)	611,006
18,400	Dentsu Group, Inc. (Media & Entertainment)	543,104
500	Dowa Holdings Co. Ltd. (Materials)	14,676
3,500	FANUC Corp. (Capital Goods)	671,705
5,600	Fujitsu Ltd. (Software & Services)	765,059
4,400	Gumi, Inc. (Media & Entertainment)	40,765
1,100	Hikari Tsushin, Inc. (Retailing)	262,448
2,500	Hitachi Ltd. (Technology Hardware & Equipment)	84,649
3,900	Hitachi Metals Ltd. (Materials)	60,138
31,600	Honda Motor Co. Ltd. (Automobiles & Components)	750,414
1,500	Ichinen Holdings Co. Ltd. (Transportation)	17,980
6,700	Inpex Corp. (Energy)	35,953
3,700	ITOCHU Corp. (Capital Goods)	94,742
1,000	Izumi Co. Ltd. (Retailing)	36,464
247	Japan Retail Fund Investment Corp. (REIT)	382,114
36,100	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	658,601
5,800	Kansai Electric Power Co., Inc. (The) (Utilities)	56,213
1,900	KDDI Corp. (Telecommunication Services)	47,788
2,900	Kohnan Shoji Co. Ltd. (Retailing)	112,971
2,100	Komeri Co. Ltd. (Retailing)	66,373
14,100	Konami Holdings Corp. (Media & Entertainment)	609,944
37,100	K’s Holdings Corp. (Retailing)	502,259
11,800	M3, Inc. (Health Care Equipment & Services)	729,904
6,900	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	126,500
60,700	Marubeni Corp. (Capital Goods)	344,619
1,400	McDonald’s Holdings Co. Japan Ltd. (Consumer Services)	68,093

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
67,900	Mitsubishi Chemical Holdings Corp. (Materials)	$ 391,945
46,700	Mitsubishi Electric Corp. (Capital Goods)	633,682
16,100	Mitsubishi Materials Corp. (Materials)	317,279
4,200	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	273,114
3,200	Mynet, Inc. (Media & Entertainment)*	45,503
11,500	NEC Corp. (Software & Services)	672,679
23,200	Nexon Co. Ltd. (Media & Entertainment)	578,696
700	Nihon M&A Center, Inc. (Commercial & Professional Services)	40,047
1,300	Nintendo Co. Ltd. (Media & Entertainment)	736,699
6,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	122,500
1,100	Nitori Holdings Co. Ltd. (Retailing)	228,197
5,500	Nitto Denko Corp. (Materials)	358,318
600	Nojima Corp. (Retailing)	16,192
9,900	Nomura Research Institute Ltd. (Software & Services)	291,501
4,500	NTT DOCOMO, Inc. (Telecommunication Services)	165,358
4,400	Omron Corp. (Technology Hardware & Equipment)	344,019
51,900	ORIX Corp. (Diversified Financials)	648,245
22,000	Pan Pacific International Holdings Corp. (Retailing)	512,342
8,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	664,866
6,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	175,443
900	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	45,411
37,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	455,831
14,300	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	444,303
4,900	Shimachu Co. Ltd. (Retailing)(c)	165,752
10,000	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	535,243
5,900	SoftBank Group Corp. (Telecommunication Services)	365,060
2,600	Square Enix Holdings Co. Ltd. (Media & Entertainment)	172,071
27,800	Subaru Corp. (Automobiles & Components)	539,677

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,100	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 27,673
56,100	T&D Holdings, Inc. (Insurance)	553,052
24,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	864,979
1,500	TDK Corp. (Technology Hardware & Equipment)	163,789
5,000	Teijin Ltd. (Materials)	77,542
25,700	TIS, Inc. (Software & Services)	545,867
34,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	480,587
2,500	Toyo Seikan Group Holdings Ltd. (Materials)	24,731
17,500	Toyota Motor Corp. (Automobiles & Components)	1,161,475
110,900	Yamada Holdings Co. Ltd. (Retailing)	553,051
1,500	Yamaha Motor Co. Ltd. (Automobiles & Components)	21,796
102,500	Z Holdings Corp. (Media & Entertainment)	684,641

		25,145,817

Luxembourg – 0.7%
752	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)*	595,710

Netherlands – 5.4%
3,856	ASM International NV (Semiconductors & Semiconductor Equipment)	552,730
4,182	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,544,718
3,038	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	130,245
105	Euronext NV (Diversified Financials)(b)	13,153
24,805	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	733,185
567	Koninklijke DSM NV (Materials)	93,346
7,486	Randstad NV (Commercial & Professional Services)*	390,361
15,535	Signify NV (Capital Goods)*(b)	574,594
8,069	Wolters Kluwer NV (Commercial & Professional Services)	688,306

		4,720,638

New Zealand – 1.2%
15,707	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	346,662
39,473	Meridian Energy Ltd. (Utilities)	129,822

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
New Zealand – (continued)
7,798	Xero Ltd. (Software & Services)*	$ 568,826

		1,045,310

Norway – 0.7%
13,577	DNB ASA (Banks)	189,136
77,696	Norsk Hydro ASA (Materials)*	214,459
14,968	Orkla ASA (Food, Beverage & Tobacco)	151,064
1,754	Salmar ASA (Food, Beverage & Tobacco)*	99,405

		654,064

Singapore – 0.9%
47,800	DBS Group Holdings Ltd. (Banks)	702,725
88,100	Frencken Group Ltd. (Capital Goods)	63,975

		766,700

South Africa – 0.7%
25,588	Anglo American plc (Materials)	619,066

Spain – 1.2%
5,868	ACS Actividades de Construccion y Servicios SA (Capital Goods)	132,644
343,391	Banco Santander SA (Banks)	640,511
1,922	Cellnex Telecom SA (Telecommunication Services)(b)	116,671
2,458	Iberdrola SA (Utilities)	30,254
4,694	Siemens Gamesa Renewable Energy SA (Capital Goods)	127,030

		1,047,110

Sweden – 2.5%
19,527	Boliden AB (Materials)	579,379
17,732	Essity AB Class B (Household & Personal Products)	598,655
3,750	Evolution Gaming Group AB (Consumer Services)(b)	247,774
2,200	Investor AB Class A (Diversified Financials)	142,542
8,817	Investor AB Class B (Diversified Financials)	575,924
337	Swedish Match AB (Food, Beverage & Tobacco)	27,555

		2,171,829

Switzerland – 11.5%
10,963	Adecco Group AG (Registered) (Commercial & Professional Services)	578,466
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	92,851
1,355	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	836,219
20,219	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,406,304

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
18,061	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,568,134
5,896	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,019,619
2,644	Sonova Holding AG (Registered) (Health Care Equipment & Services)*	670,030
16,656	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	511,266
440	Swiss Life Holding AG (Registered) (Insurance)*	166,492
642	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	319,277
2,357	Zurich Insurance Group AG (Insurance)	821,922

		9,990,580

United Kingdom – 8.9%
29,481	3i Group plc (Diversified Financials)	378,575
4,918	Associated British Foods plc (Food, Beverage & Tobacco)	118,403
162,324	Aviva plc (Insurance)	600,556
41,421	Barratt Developments plc (Consumer Durables & Apparel)	254,024
23,816	boohoo Group plc (Retailing)*	114,977
12,101	BP plc ADR (Energy)	211,283
76,415	BT Group plc (Telecommunication Services)	96,789
18,532	CNH Industrial NV (Capital Goods)*	143,333
26,776	Diageo plc (Food, Beverage & Tobacco)	919,721
5,061	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	220,582
84,554	Direct Line Insurance Group plc (Insurance)	294,900
21,005	Experian plc (Commercial & Professional Services)	789,250
29,713	Fiat Chrysler Automobiles NV (Automobiles & Components)*	364,725
1,177	Games Workshop Group plc (Consumer Durables & Apparel)	154,423
19,006	GVC Holdings plc (Consumer Services)	238,036
36,129	Imperial Brands plc (Food, Beverage & Tobacco)	638,165
13,179	JD Sports Fashion plc (Retailing)	137,571
46,993	Legal & General Group plc (Insurance)	114,638
1,844	London Stock Exchange Group plc (Diversified Financials)	211,538

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,854	Reckitt Benckiser Group plc (Household & Personal Products)	$ 278,280
22,110	RELX plc (Commercial & Professional Services)	492,126
7,805	Rentokil Initial plc (Commercial & Professional Services)	53,947
15,019	Segro plc (REIT)	180,492
36,643	Tate & Lyle plc (Food, Beverage & Tobacco)	314,475
720	Unilever NV (Household & Personal Products)	43,724
6,689	Unilever plc ADR (Household & Personal Products)(c)	412,577

		7,777,110

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $80,802,206)		$84,971,534

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
542,340	0.027%	$ 542,340
(Cost $542,340)

TOTAL INVESTMENTS – 98.0% (Cost $81,344,546)		$85,513,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		1,703,310

NET ASSETS – 100.0%		$87,217,184

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	20	12/18/2020	$748,961	$(28,060)
FTSE 100 Index	4	12/18/2020	301,503	(8,855)
MSCI Singapore Index	1	10/29/2020	20,710	(91)
SPI 200 Index	1	12/17/2020	103,892	(1,569)
TOPIX Index	3	12/10/2020	462,381	7,245

Total Futures Contracts				$(31,330)

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles & Components – 2.4%
69,291	Aptiv plc	$ 6,352,599
117,120	General Motors Co.	3,465,581

		9,818,180

Banks – 7.4%
127,706	JPMorgan Chase & Co.	12,294,257
52,305	M&T Bank Corp.	4,816,767
153,652	Truist Financial Corp.	5,846,459
326,340	Wells Fargo & Co.	7,672,253

		30,629,736

Capital Goods – 8.0%
36,681	Deere & Co.	8,129,610
892,801	General Electric Co.	5,562,150
39,620	Honeywell International, Inc.	6,521,848
25,350	Illinois Tool Works, Inc.	4,897,873
15,533	L3Harris Technologies, Inc.	2,638,125
33,114	Stanley Black & Decker, Inc.	5,371,091

		33,120,697

Commercial & Professional Services – 0.9%
33,629	Waste Connections, Inc.	3,490,690

Consumer Durables & Apparel – 0.8%
52,483	Brunswick Corp.	3,091,773

Consumer Services – 3.8%
54,336	Hilton Worldwide Holdings, Inc.	4,635,947
53,345	Las Vegas Sands Corp.	2,489,078
39,534	McDonald’s Corp.	8,677,318

		15,802,343

Diversified Financials – 5.6%
62,008	American Express Co.	6,216,302
28,197	Berkshire Hathaway, Inc. Class B*	6,004,269
12,515	BlackRock, Inc.	7,052,828
38,198	Intercontinental Exchange, Inc.	3,821,710

		23,095,109

Energy – 3.6%
52,051	Cheniere Energy, Inc.*	2,408,400
106,579	Chevron Corp.	7,673,688
146,495	ConocoPhillips	4,810,896

		14,892,984

Food & Staples Retailing – 2.0%
60,308	Walmart, Inc.	8,437,692

Food, Beverage & Tobacco – 4.0%
140,556	Coca-Cola Co. (The)	6,939,250
25,205	Constellation Brands, Inc. Class A	4,776,600
85,263	Mondelez International, Inc. Class A	4,898,359

		16,614,209

Health Care Equipment & Services – 5.0%
143,636	Boston Scientific Corp.*	5,488,331
70,864	CVS Health Corp.	4,138,458

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
11,103	Humana, Inc.	$ 4,595,421
46,664	Zimmer Biomet Holdings, Inc.	6,352,837

		20,575,047

Household & Personal Products – 1.7%
50,130	Procter & Gamble Co. (The)	6,967,569

Insurance – 3.1%
47,130	Allstate Corp. (The)	4,436,818
57,916	American Financial Group, Inc.	3,879,214
38,153	Chubb Ltd.	4,430,326

		12,746,358

Materials – 4.8%
23,879	Ecolab, Inc.	4,771,979
30,821	Linde plc	7,339,405
15,866	Martin Marietta Materials, Inc.	3,734,222
37,241	Packaging Corp. of America	4,061,131

		19,906,737

Media & Entertainment – 6.9%
3,609	Alphabet, Inc. Class A*	5,289,350
185,913	Comcast Corp. Class A	8,600,335
22,602	Electronic Arts, Inc.*	2,947,527
95,623	Walt Disney Co. (The)	11,864,902

		28,702,114

Pharmaceuticals, Biotechnology & Life Sciences – 6.6%
23,189	Agios Pharmaceuticals, Inc.*	811,615
11,101	BioMarin Pharmaceutical, Inc.*	844,564
110,802	Bristol-Myers Squibb Co.	6,680,253
25,476	Eli Lilly and Co.	3,770,957
85,716	Johnson & Johnson	12,761,398
2,224	Regeneron Pharmaceuticals, Inc.*	1,244,951
7,597	Sarepta Therapeutics, Inc.*	1,066,847

		27,180,585

Real Estate Investment Trusts – 4.8%
21,511	Alexandria Real Estate Equities, Inc.	3,441,760
27,967	AvalonBay Communities, Inc.	4,176,592
44,678	Extra Space Storage, Inc.	4,780,099
43,073	Prologis, Inc.	4,334,005
56,015	Welltower, Inc.	3,085,867

		19,818,323

Retailing – 2.3%
29,900	Lowe’s Cos., Inc.	4,959,214
5,618	O’Reilly Automotive, Inc.*	2,590,348
22,979	Ross Stores, Inc.	2,144,400

		9,693,962

Semiconductors & Semiconductor Equipment – 4.5%
49,830	Intel Corp.	2,580,197
70,040	Marvell Technology Group Ltd.	2,780,588
35,640	NXP Semiconductors NV	4,448,228
36,807	QUALCOMM, Inc.	4,331,448

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
31,536	Texas Instruments, Inc.	$ 4,503,026

		18,643,487

Software & Services – 4.6%
67,848	Cognizant Technology Solutions Corp. Class A	4,710,008
39,612	Fidelity National Information Services, Inc.	5,831,283
8,169	Intuit, Inc.	2,664,810
14,437	Microsoft Corp.	3,036,534
14,159	Visa, Inc. Class A	2,831,375

		19,074,010

Technology Hardware & Equipment – 2.8%
25,544	Apple, Inc.	2,958,251
87,128	Cisco Systems, Inc.	3,431,972
100,887	Juniper Networks, Inc.	2,169,070
88,908	National Instruments Corp.	3,174,016

		11,733,309

Telecommunication Services – 2.8%
197,263	Verizon Communications, Inc.	11,735,176

Transportation – 3.9%
24,255	Norfolk Southern Corp.	5,190,327
40,006	Union Pacific Corp.	7,875,981
87,510	United Airlines Holdings, Inc.*	3,040,973

		16,107,281

Utilities – 7.6%
57,460	Ameren Corp.	4,543,937
31,421	American Water Works Co., Inc.	4,552,274
29,765	Atmos Energy Corp.	2,845,236
66,812	CMS Energy Corp.	4,102,925
35,045	NextEra Energy, Inc.	9,727,090
82,780	Xcel Energy, Inc.	5,712,648

		31,484,110

TOTAL INVESTMENTS – 99.9% (Cost $374,165,561)		$413,361,481

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		430,239

NET ASSETS – 100.0%		$413,791,720

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Security is currently in default and/or non-income producing.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Automobiles & Components – 1.3%
55,743	Aptiv plc	$ 5,110,518

Banks – 4.5%
65,610	Citizens Financial Group, Inc.	1,658,621
77,157	East West Bancorp, Inc.	2,526,120
18,894	First Republic Bank	2,060,580
42,703	M&T Bank Corp.	3,932,519
83,276	Pinnacle Financial Partners, Inc.	2,963,793
19,404	SVB Financial Group*	4,668,990

		17,810,623

Capital Goods – 13.7%
74,597	AMETEK, Inc.	7,414,942
11,532	Cummins, Inc.	2,435,097
43,429	Fastenal Co.	1,958,214
70,732	Fortive Corp.	5,390,486
79,030	Graco, Inc.	4,848,490
24,511	IDEX Corp.	4,471,051
102,199	ITT, Inc.	6,034,851
14,806	L3Harris Technologies, Inc.	2,514,651
25,697	Rockwell Automation, Inc.	5,670,814
43,435	Stanley Black & Decker, Inc.	7,045,157
32,337	Trane Technologies plc	3,920,861
5,431	TransDigm Group, Inc.	2,580,377

		54,284,991

Consumer Durables & Apparel – 2.1%
55,822	Brunswick Corp.	3,288,474
62,295	Lennar Corp. Class A	5,088,256

		8,376,730

Consumer Services – 3.7%
157,513	Aramark	4,166,219
75,445	Wyndham Hotels & Resorts, Inc.	3,809,972
46,817	Wynn Resorts Ltd.	3,361,929
37,759	Yum! Brands, Inc.	3,447,397

		14,785,517

Diversified Financials – 4.9%
112,179	Ally Financial, Inc.	2,812,327
84,922	Bank of New York Mellon Corp. (The)	2,916,221
96,752	Discover Financial Services	5,590,331
23,881	Evercore, Inc. Class A	1,563,250
35,864	Raymond James Financial, Inc.	2,609,465
13,517	T. Rowe Price Group, Inc.	1,733,150
40,641	Voya Financial, Inc.	1,947,923

		19,172,667

Energy – 2.6%
105,973	Cheniere Energy, Inc.*	4,903,371
66,435	Hess Corp.	2,719,185
285,518	Parsley Energy, Inc. Class A	2,672,448

		10,295,004

Food & Staples Retailing – 1.0%
52,077	Grocery Outlet Holding Corp.*	2,047,667

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
58,156	Performance Food Group Co.*	$ 2,013,361

		4,061,028

Food, Beverage & Tobacco – 3.8%
52,753	Coca-Cola European Partners plc	2,047,344
49,897	Conagra Brands, Inc.	1,781,822
19,091	Constellation Brands, Inc. Class A	3,617,935
16,562	McCormick & Co., Inc. (Non-Voting)	3,214,684
178,004	Nomad Foods Ltd.*	4,535,542

		15,197,327

Health Care Equipment & Services – 6.1%
35,402	Centene Corp.*	2,064,999
243,833	Change Healthcare, Inc.*	3,538,017
12,473	Cooper Cos., Inc. (The)	4,204,898
41,850	Hologic, Inc.*	2,781,769
26,606	Quest Diagnostics, Inc.	3,046,121
61,616	Zimmer Biomet Holdings, Inc.	8,388,402

		24,024,206

Insurance – 5.3%
4,043	Alleghany Corp.	2,104,179
44,512	American Financial Group, Inc.	2,981,414
30,365	Arthur J Gallagher & Co.	3,205,937
59,430	Brown & Brown, Inc.	2,690,396
31,114	Globe Life, Inc.	2,486,008
5,084	Markel Corp.*	4,950,291
24,599	Reinsurance Group of America, Inc.	2,341,579

		20,759,804

Materials – 7.2%
48,136	Ashland Global Holdings, Inc.	3,413,805
68,814	Ball Corp.	5,719,820
197,077	Corteva, Inc.	5,677,788
243,073	Freeport-McMoRan, Inc.	3,801,662
23,147	Martin Marietta Materials, Inc.	5,447,878
41,747	Packaging Corp. of America	4,552,510

		28,613,463

Media & Entertainment – 5.1%
33,727	Liberty Broadband Corp. Class C*	4,818,576
105,859	Liberty Media Corp.-Liberty Formula One Class C*	3,839,506
75,704	Liberty Media Corp.-Liberty SiriusXM Class A*	2,511,102
53,675	Live Nation Entertainment, Inc.*	2,892,009
30,808	Match Group, Inc.*	3,408,905
104,453	Snap, Inc. Class A*	2,727,268

		20,197,366

Pharmaceuticals, Biotechnology & Life Sciences – 1.9%
32,958	Agios Pharmaceuticals, Inc.*	1,153,530
59,503	Catalent, Inc.*	5,097,027

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
8,175	Sarepta Therapeutics, Inc.*	$ 1,148,015

		7,398,572

Real Estate Investment Trusts – 9.8%
24,735	Alexandria Real Estate Equities, Inc.	3,957,600
24,139	AvalonBay Communities, Inc.	3,604,918
30,285	Camden Property Trust	2,694,759
27,522	CyrusOne, Inc.	1,927,366
49,585	Duke Realty Corp.	1,829,687
53,212	Equity LifeStyle Properties, Inc.	3,261,896
12,080	Essex Property Trust, Inc.	2,425,543
138,520	Healthpeak Properties, Inc.	3,760,818
71,952	Hudson Pacific Properties, Inc.	1,577,907
103,964	Invitation Homes, Inc.	2,909,952
59,123	MGM Growth Properties LLC Class A	1,654,262
26,969	Prologis, Inc.	2,713,621
48,203	Ryman Hospitality Properties, Inc.	1,773,870
86,489	Welltower, Inc.	4,764,679

		38,856,878

Retailing – 4.2%
27,525	Advance Auto Parts, Inc.	4,225,087
12,880	Burlington Stores, Inc.*	2,654,439
34,111	Expedia Group, Inc.	3,127,638
81,971	National Vision Holdings, Inc.*	3,134,571
8,759	RH*	3,351,369

		16,493,104

Semiconductors & Semiconductor Equipment – 4.8%
179,943	Marvell Technology Group Ltd.	7,143,737
28,007	Microchip Technology, Inc.	2,877,999
17,657	MKS Instruments, Inc.	1,928,674
26,780	NXP Semiconductors NV	3,342,412
14,494	Skyworks Solutions, Inc.	2,108,877
15,844	Xilinx, Inc.	1,651,579

		19,053,278

Software & Services – 1.6%
29,651	Cognizant Technology Solutions Corp. Class A	2,058,373
11,375	Palo Alto Networks, Inc.*	2,784,031
10,443	WEX, Inc.*	1,451,264

		6,293,668

Technology Hardware & Equipment – 2.9%
90,890	Juniper Networks, Inc.	1,954,135
21,163	Motorola Solutions, Inc.	3,318,570
65,292	National Instruments Corp.	2,330,924
335,280	Viavi Solutions, Inc.*	3,932,835

		11,536,464

Transportation – 3.2%
8,588	Kansas City Southern	1,552,968
48,723	Knight-Swift Transportation Holdings, Inc.	1,983,026
30,579	Old Dominion Freight Line, Inc.	5,532,353

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
106,264	United Airlines Holdings, Inc.*	$ 3,692,674

		12,761,021

Utilities – 9.9%
75,212	Ameren Corp.	5,947,765
39,168	American Water Works Co., Inc.	5,674,660
40,010	Atmos Energy Corp.	3,824,556
87,141	CMS Energy Corp.	5,351,329
43,293	Eversource Energy	3,617,130
50,452	NextEra Energy Partners LP	3,025,102
65,694	Public Service Enterprise Group, Inc.	3,607,258
23,537	Sempra Energy	2,785,839
74,543	Xcel Energy, Inc.	5,144,212

		38,977,851

TOTAL COMMON STOCKS (Cost $346,886,140)		$394,060,080

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,657,379	0.027%	$ 3,657,379
(Cost $3,657,379)

TOTAL INVESTMENTS – 100.5% (Cost $350,543,519)		$397,717,459

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,014,597)

NET ASSETS – 100.0%		$395,702,862

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 95.0%
Equity – 32.4%
332,664	Goldman Sachs Tactical Tilt Overlay Fund	$ 3,243,479
190,377	Goldman Sachs Absolute Return Tracker Fund	1,799,063
121,771	Goldman Sachs Emerging Markets Equity Insights Fund	1,209,183
64,998	Goldman Sachs Real Estate Securities Fund	744,225

		6,995,950

Fixed Income – 62.6%
308,843	Goldman Sachs Managed Futures Strategy Fund	3,048,282
301,277	Goldman Sachs Long Short Credit Strategies Fund	2,651,237
221,144	Goldman Sachs Strategic Income Fund	2,096,448
169,312	Goldman Sachs Emerging Markets Debt Fund	2,041,904
176,638	Goldman Sachs High Yield Floating Rate Fund	1,591,510
194,764	Goldman Sachs High Yield Fund	1,201,692
112,720	Goldman Sachs Alternative Premia Fund	880,342

		13,511,415

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $21,111,607)		$20,507,365

Exchange Traded Fund* – 0.9%
5,295	ProShares Short VIX Short-Term Futures ETF	$ 187,973
(Cost $251,189)

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
507,896	0.027%	$ 507,896
(Cost $507,896)

TOTAL INVESTMENTS – 98.3% (Cost $21,870,692)		$21,203,234

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		358,592

NET ASSETS – 100.0%		$21,561,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	4	12/18/2020	$670,400	$(4,583)
U.S. Treasury 10 Year Note	14	12/21/2020	1,953,000	7,411

Total Futures Contracts				$2,828

PURCHASED OPTIONS CONTRACTS — At September 30, 2020, the Portfolio had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	98.25 USD	03/15/2021	7	$1,750,000	$27,213	$7,804	$19,409
		98.25 USD	06/14/2021	7	1,750,000	27,300	7,891	19,409
		98.25 USD	09/13/2021	6	1,500,000	23,400	7,064	16,336

Total purchased options contracts				20		$77,913	$22,759	$55,154

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Automobiles & Components – 0.9%
20,799	American Axle & Manufacturing Holdings, Inc.*	$ 120,010
1,135	Fox Factory Holding Corp.*	84,365
25,906	Goodyear Tire & Rubber Co. (The)	198,699
5,131	Standard Motor Products, Inc.	229,099
2,078	Visteon Corp.*	143,839

		776,012

Banks – 8.3%
7,215	1st Source Corp.	222,511
6,734	Amalgamated Bank Class A	71,246
13,865	Atlantic Capital Bancshares, Inc.*	157,368
26,640	Bancorp, Inc. (The)*	230,170
637	Banner Corp.	20,550
3,152	Boston Private Financial Holdings, Inc.	17,399
40,349	Cadence Bancorp	346,598
537	Capital City Bank Group, Inc.	10,090
12,684	Cathay General Bancorp	274,989
20,596	Central Pacific Financial Corp.	279,488
3,514	Community Bankers Trust Corp.	17,851
28,359	CVB Financial Corp.	471,610
650	Enterprise Bancorp, Inc.	13,663
4,636	Equity Bancshares, Inc. Class A*	71,858
8,236	First Bancorp/NC	172,379
59,156	First Bancorp/PR	308,794
29,046	First Commonwealth Financial Corp.	224,816
17,684	First Foundation, Inc.	231,130
4,749	First Internet Bancorp	69,953
476	First Mid Bancshares, Inc.	11,876
6,792	Hanmi Financial Corp.	55,762
10,241	Heartland Financial USA, Inc.	307,179
24,642	Hilltop Holdings, Inc.	507,132
7,791	Hope Bancorp, Inc.	59,095
17,471	International Bancshares Corp.	455,294
417	Metropolitan Bank Holding Corp.*	11,676
5,681	Mr Cooper Group, Inc.*	126,800
3,816	National Bank Holdings Corp. Class A	100,170
556	Northrim Bancorp, Inc.	14,172
11,220	PennyMac Financial Services, Inc.	652,106
2,413	Preferred Bank	77,506
3,977	Sierra Bancorp	66,774
1,886	Simmons First National Corp. Class A	29,903
645	Timberland Bancorp, Inc.	11,610
13,227	TriCo Bancshares	323,929
7,935	TriState Capital Holdings, Inc.*	105,059
5,226	Walker & Dunlop, Inc.	276,978
5,719	Washington Federal, Inc.	119,298
7,037	Westamerica Bancorp	382,461

		6,907,243

Capital Goods – 8.2%
6,038	Aegion Corp.*	85,317
2,026	Aerojet Rocketdyne Holdings, Inc.*	80,817
1,116	AeroVironment, Inc.*	66,971
5,371	Albany International Corp. Class A	265,918

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
3,710	Astronics Corp.*	$ 28,641
8,776	Atkore International Group, Inc.*	199,479
2,485	Barnes Group, Inc.	88,814
1,912	Builders FirstSource, Inc.*	62,369
3,825	Columbus McKinnon Corp.	126,608
748	EMCOR Group, Inc.	50,647
1,220	Encore Wire Corp.	56,632
2,532	Federal Signal Corp.	74,061
8,780	Foundation Building Materials, Inc.*	138,022
4,608	Franklin Electric Co., Inc.	271,089
2,065	Gibraltar Industries, Inc.*	134,514
7,424	GMS, Inc.*	178,918
10,070	Great Lakes Dredge & Dock Corp.*	95,766
6,330	Griffon Corp.	123,688
15,366	H&E Equipment Services, Inc.	302,096
1,606	Masonite International Corp.*	158,030
1,809	Maxar Technologies, Inc.	45,116
4,149	Miller Industries, Inc.	126,835
416	Moog, Inc. Class A	26,428
40,089	MRC Global, Inc.*	171,581
4,280	Mueller Industries, Inc.	115,817
1,713	Navistar International Corp.*	74,584
2,965	NOW, Inc.*	13,461
983	Patrick Industries, Inc.	56,542
2,746	Powell Industries, Inc.	66,261
2,329	Primoris Services Corp.	42,015
11,116	Quanex Building Products Corp.	204,979
2,686	RBC Bearings, Inc.*	325,570
18,515	Rexnord Corp.	552,488
10,193	Rush Enterprises, Inc. Class A	515,154
6,758	Simpson Manufacturing Co., Inc.	656,607
1,265	SiteOne Landscape Supply, Inc.*	154,267
1,094	Sunrun, Inc.*	84,315
2,362	Triton International Ltd.	96,063
5,762	Tutor Perini Corp.*	64,131
10,027	UFP Industries, Inc.	566,626
3,136	Vicor Corp.*	243,761

		6,790,998

Commercial & Professional Services – 1.9%
3,358	BrightView Holdings, Inc.*	38,281
829	Exponent, Inc.	59,713
1,898	Franklin Covey Co.*	33,671
11,823	HNI Corp.	371,006
2,352	Huron Consulting Group, Inc.*	92,504
667	Insperity, Inc.	43,682
21,680	KAR Auction Services, Inc.	312,192
3,048	Kforce, Inc.	98,054
5,920	McGrath RentCorp	352,773
8,964	Steelcase, Inc. Class A	90,626
1,861	Team, Inc.*	10,235
309	UniFirst Corp.	58,515

		1,561,252

Consumer Durables & Apparel – 4.6%
1,416	Century Communities, Inc.*	59,939
1,200	Deckers Outdoor Corp.*	264,012
10,839	G-III Apparel Group Ltd.*	142,099
2,375	KB Home	91,176
9,717	M/I Homes, Inc.*	447,468
4,384	MDC Holdings, Inc.	206,486
1,460	Meritage Homes Corp.*	161,170

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
4,694	Nautilus, Inc.*	$ 80,549
3,297	Purple Innovation, Inc.*	81,964
4,981	Smith & Wesson Brands, Inc.	77,305
5,330	Sturm Ruger & Co., Inc.	325,983
10,102	Taylor Morrison Home Corp.*	248,408
33,694	TRI Pointe Group, Inc.*	611,209
2,855	Universal Electronics, Inc.*	107,748
9,962	Vista Outdoor, Inc.*	201,033
13,267	Wolverine World Wide, Inc.	342,819
8,318	YETI Holdings, Inc.*	376,972

		3,826,340

Consumer Services – 5.6%
4,416	American Public Education, Inc.*	124,487
9,189	Bloomin’ Brands, Inc.	140,316
2,512	Caesars Entertainment, Inc.*	140,823
1,044	Chuy’s Holdings, Inc.*	20,442
4,272	Collectors Universe, Inc.	211,421
1,801	Del Taco Restaurants, Inc.*	14,768
4,585	Denny’s Corp.*	45,850
4,589	Dine Brands Global, Inc.	250,513
8,279	El Pollo Loco Holdings, Inc.*	134,120
16,391	Everi Holdings, Inc.*	135,226
3,923	Fiesta Restaurant Group, Inc.*	36,758
27,790	International Game Technology plc	309,303
1,306	Jack in the Box, Inc.	103,579
1,743	K12, Inc.*	45,911
2,767	Noodles & Co.*	19,009
3,750	Papa John’s International, Inc.	308,550
7,030	Penn National Gaming, Inc.*	511,081
19,134	Perdoceo Education Corp.*	234,200
33,076	Red Rock Resorts, Inc. Class A	565,600
2,957	Scientific Games Corp. Class A*	103,229
1,192	Strategic Education, Inc.	109,032
7,082	Texas Roadhouse, Inc.	430,515
1,608	Twin River Worldwide Holdings, Inc.	42,242
4,573	Wingstop, Inc.(a)	624,900

		4,661,875

Diversified Financials – 3.8%
50,126	Anworth Mortgage Asset Corp. (REIT)	82,207
5,279	ARMOUR Residential REIT, Inc. (REIT)	50,203
6,280	Banco Latinoamericano de Comercio Exterior SA Class E	76,302
11,992	Cannae Holdings, Inc.*	446,822
9,961	Capstead Mortgage Corp. (REIT)	55,981
3,867	Cowen, Inc. Class A	62,916
4,465	Curo Group Holdings Corp.	31,478
7,994	Donnelley Financial Solutions, Inc.*	106,800
1,195	Encore Capital Group, Inc.*	46,115
14,225	Enova International, Inc.*	233,148
4,382	Federated Hermes, Inc. Class B	94,257
3,755	FirstCash, Inc.	214,823
15,805	Ladder Capital Corp. (REIT)	112,531
51,537	Navient Corp.	435,488
7,443	Oppenheimer Holdings, Inc. Class A	166,128

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
25,143	PennyMac Mortgage Investment Trust (REIT)	$ 404,048
7,662	PJT Partners, Inc. Class A	464,394
834	Regional Management Corp.*	13,894
6,568	TPG RE Finance Trust, Inc. (REIT)	55,565
175	Virtus Investment Partners, Inc.	24,264

		3,177,364

Energy – 1.9%
8,155	Ardmore Shipping Corp.	29,032
6,265	Cactus, Inc. Class A	120,225
13,079	Clean Energy Fuels Corp.*	32,436
31,032	DHT Holdings, Inc.	160,125
2,594	Diamond S Shipping, Inc.*	17,821
2,049	Dorian LPG Ltd.*	16,412
17,389	Green Plains, Inc.*	269,182
15,525	Matrix Service Co.*	129,634
4,526	Oil States International, Inc.*	12,356
7,858	Renewable Energy Group, Inc.*	419,774
5,898	SEACOR Holdings, Inc.*	171,514
1,297	Solaris Oilfield Infrastructure, Inc. Class A	8,223
9,849	World Fuel Services Corp.	208,700

		1,595,434

Food & Staples Retailing – 1.4%
17,175	BJ’s Wholesale Club Holdings, Inc.*	713,621
6,520	Ingles Markets, Inc. Class A	248,021
979	Natural Grocers by Vitamin Cottage, Inc.	9,653
2,933	SpartanNash Co.	47,955
2,167	Weis Markets, Inc.	104,016

		1,123,266

Food, Beverage & Tobacco – 1.6%
17,010	Darling Ingredients, Inc.*	612,870
1,626	J & J Snack Foods Corp.	212,014
3,173	John B Sanfilippo & Son, Inc.	239,181
1,707	Seneca Foods Corp. Class A*	60,991
17,762	Vector Group Ltd.	172,114

		1,297,170

Health Care Equipment & Services – 4.4%
3,214	Antares Pharma, Inc.*	8,678
8,857	Brookdale Senior Living, Inc.*	22,497
560	Cantel Medical Corp.	24,606
961	Computer Programs and Systems, Inc.	26,533
2,642	Covetrus, Inc.*	64,465
1,173	CytoSorbents Corp.*	9,355
10,857	GenMark Diagnostics, Inc.*	154,169
2,423	Hanger, Inc.*	38,332
1,773	Inogen, Inc.*	51,417
3,453	Inovalon Holdings, Inc. Class A*	91,332
8,442	Integer Holdings Corp.*	498,162
3,838	Invacare Corp.	28,862
351	iRhythm Technologies, Inc.*	83,577
5,236	Meridian Bioscience, Inc.*	88,907
1,536	Merit Medical Systems, Inc.*	66,816
732	National HealthCare Corp.	45,611
260	National Research Corp.	12,795
15,051	Natus Medical, Inc.*	257,824

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,201	Neogen Corp.*	$ 93,978
3,534	NextGen Healthcare, Inc.*	45,023
2,786	Option Care Health, Inc.*	37,249
1,651	Owens & Minor, Inc.	41,457
3,291	Schrodinger, Inc.*	156,355
25,559	Select Medical Holdings Corp.*	532,138
2,666	Shockwave Medical, Inc.*	202,083
2,802	Simulations Plus, Inc.	211,159
5,937	Surmodics, Inc.*	231,009
18,489	Tenet Healthcare Corp.*	453,165
802	US Physical Therapy, Inc.	69,678
127	Utah Medical Products, Inc.	10,143

		3,657,375

Household & Personal Products – 0.3%
2,357	Central Garden & Pet Co. Class A*	85,182
2,133	elf Beauty, Inc.*	39,183
1,482	Lifevantage Corp.*	17,888
921	USANA Health Sciences, Inc.*	67,832

		210,085

Insurance – 3.0%
22,515	American Equity Investment Life Holding Co.	495,105
1,332	AMERISAFE, Inc.	76,404
3,459	Argo Group International Holdings Ltd.	119,093
978	BRP Group, Inc. Class A*	24,362
44,206	Genworth Financial, Inc. Class A*	148,090
4,428	Goosehead Insurance, Inc. Class A	383,421
1,467	Kinsale Capital Group, Inc.	278,994
170	National Western Life Group, Inc. Class A	31,071
12,266	Stewart Information Services Corp.	536,392
5,487	Trupanion, Inc.*	432,924

		2,525,856

Materials – 6.7%
41,547	Alcoa Corp.*	483,192
14,984	Avient Corp.	396,477
2,266	Balchem Corp.	221,230
12,462	Boise Cascade Co.	497,483
2,098	Chase Corp.	200,149
1,827	Clearwater Paper Corp.*	69,316
14,063	Coeur Mining, Inc.*	103,785
29,858	Ferro Corp.*	370,239
4,200	Forterra, Inc.*	49,644
5,634	Haynes International, Inc.	96,285
39,823	Hecla Mining Co.	202,301
9,647	Ingevity Corp.*	476,948
2,181	Kaiser Aluminum Corp.	116,880
5,683	Koppers Holdings, Inc.*	118,831
6,326	Kraton Corp.*	112,729
21,518	Louisiana-Pacific Corp.	634,996
8,438	Minerals Technologies, Inc.	431,182
3,321	Myers Industries, Inc.	43,937
9,921	Novagold Resources, Inc.*	117,961
7,882	O-I Glass, Inc.	83,470
2,558	Orion Engineered Carbons SA	32,001
10,446	P H Glatfelter Co.	143,841
30,314	Summit Materials, Inc. Class A*	501,393

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,430	Tronox Holdings plc Class A	$ 11,254

		5,515,524

Media & Entertainment – 1.7%
776	Cardlytics, Inc.*	54,762
2,154	Cargurus, Inc.*	46,591
25,318	Cars.com, Inc.*	204,569
2,124	EverQuote, Inc. Class A*	82,071
41,666	Glu Mobile, Inc.*	319,787
8,016	Gray Television, Inc.*	110,380
572	Loral Space & Communications, Inc.	10,468
6,854	MSG Networks, Inc. Class A*	65,593
4,764	QuinStreet, Inc.*	75,462
10,135	TechTarget, Inc.*	445,535

		1,415,218

Pharmaceuticals, Biotechnology & Life Sciences – 14.1%
5,771	Akebia Therapeutics, Inc.*	14,485
646	Allakos, Inc.*	52,617
11,621	Amicus Therapeutics, Inc.*	164,088
7,555	Amneal Pharmaceuticals, Inc.*	29,313
16,485	Amphastar Pharmaceuticals, Inc.*	309,094
6,571	ANI Pharmaceuticals, Inc.*	185,368
1,294	Arcturus Therapeutics Holdings, Inc.*	55,513
17,369	Ardelyx, Inc.*	91,187
3,021	Arena Pharmaceuticals, Inc.*	225,941
3,494	Arrowhead Pharmaceuticals, Inc.*	150,452
12,459	Atara Biotherapeutics, Inc.*	161,469
2,786	Avid Bioservices, Inc.*	21,229
3,929	Axsome Therapeutics, Inc.*	279,941
28,962	BioDelivery Sciences International, Inc.*	108,028
2,321	Bioxcel Therapeutics, Inc.*	100,639
3,454	Castle Biosciences, Inc.*	177,708
36,291	Catalyst Pharmaceuticals, Inc.*	107,784
2,903	CEL-SCI Corp.*(b)	37,013
3,052	ChemoCentryx, Inc.*	167,250
5,507	Corcept Therapeutics, Inc.*	95,849
1,079	Cortexyme, Inc.*	53,950
4,210	CytomX Therapeutics, Inc.*	27,996
708	Denali Therapeutics, Inc.*	25,368
10,928	Dicerna Pharmaceuticals, Inc.*	196,595
14,896	Dynavax Technologies Corp.*	64,351
2,502	Eagle Pharmaceuticals, Inc.*	106,285
1,440	Editas Medicine, Inc.*	40,406
10,962	Eiger BioPharmaceuticals, Inc.*	89,231
5,859	Emergent BioSolutions, Inc.*	605,410
4,149	Enanta Pharmaceuticals, Inc.*	189,941
10,170	Endo International plc*	33,561
1,734	Fate Therapeutics, Inc.*	69,308
6,500	FibroGen, Inc.*	267,280
5,181	G1 Therapeutics, Inc.*	59,841
6,490	Halozyme Therapeutics, Inc.*	170,557
26,968	Innoviva, Inc.*	281,816
1,920	Inovio Pharmaceuticals, Inc.*(b)	22,272
2,106	Insmed, Inc.*	67,687
9,811	Intellia Therapeutics, Inc.*	195,043
2,119	Intercept Pharmaceuticals, Inc.*	87,854
1,353	Intersect ENT, Inc.*	22,067
7,425	Ironwood Pharmaceuticals, Inc.*	66,788
48,533	Kadmon Holdings, Inc.*	190,249

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
4,451	Karyopharm Therapeutics, Inc.*	$ 64,985
8,865	Kura Oncology, Inc.*	271,624
3,071	MacroGenics, Inc.*	77,358
1,101	MeiraGTx Holdings plc*	14,577
1,003	Mersana Therapeutics, Inc.*	18,676
16,675	Minerva Neurosciences, Inc.*	53,026
2,495	Mirati Therapeutics, Inc.*	414,295
4,111	Momenta Pharmaceuticals, Inc.*	215,745
12,750	Mustang Bio, Inc.*	40,162
11,286	Myriad Genetics, Inc.*	147,169
6,999	Natera, Inc.*	505,608
3,781	Novavax, Inc.*	409,671
1,916	Odonate Therapeutics, Inc.*	25,732
96,080	OPKO Health, Inc.*(b)	354,535
5,654	Phibro Animal Health Corp. Class A	98,380
12,660	Prestige Consumer Healthcare, Inc.*	461,077
7,543	Protagonist Therapeutics, Inc.*	147,466
7,854	Prothena Corp. plc*	78,461
5,161	Puma Biotechnology, Inc.*	52,074
2,778	Radius Health, Inc.*	31,503
3,383	REGENXBIO, Inc.*	93,100
10,019	Sangamo Therapeutics, Inc.*	94,680
19,404	Sorrento Therapeutics, Inc.*(b)	216,355
6,140	TG Therapeutics, Inc.*	164,306
1,674	Turning Point Therapeutics, Inc.*	146,241
8,011	Twist Bioscience Corp.*	608,596
2,294	Ultragenyx Pharmaceutical, Inc.*	188,544
2,952	Vanda Pharmaceuticals, Inc.*	28,516
5,989	Veracyte, Inc.*	194,583
8,346	Vericel Corp.*	154,651
12,835	Viking Therapeutics, Inc.*(b)	74,700
724	Vir Biotechnology, Inc.*	24,855
14,602	Xencor, Inc.*	566,412
3,726	Y-mAbs Therapeutics, Inc.*	143,041

		11,649,528

Real Estate – 7.4%
12,772	American Assets Trust, Inc. (REIT)	307,677
27,222	CareTrust REIT, Inc. (REIT)	484,416
24,830	City Office REIT, Inc. (REIT)	186,722
6,053	Community Healthcare Trust, Inc. (REIT)	283,038
4,969	EastGroup Properties, Inc. (REIT)	642,641
766	Essential Properties Realty Trust, Inc. (REIT)	14,033
16,839	Four Corners Property Trust, Inc. (REIT)	430,910
6,897	Gladstone Commercial Corp. (REIT)	116,214
17,433	Independence Realty Trust, Inc. (REIT)	202,048
5,527	Industrial Logistics Properties Trust (REIT)	120,876
31,636	Lexington Realty Trust (REIT)	330,596
2,185	Monmouth Real Estate Investment Corp. (REIT)	30,262
14,874	National Storage Affiliates Trust (REIT)	486,529
12,696	NexPoint Residential Trust, Inc. (REIT)	563,068
2,019	Physicians Realty Trust (REIT)	36,160
13,300	PotlatchDeltic Corp. (REIT)	559,930

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
8,087	Redfin Corp.*	$ 403,784
10,200	Retail Opportunity Investments Corp. (REIT)	106,233
5,396	Retail Properties of America, Inc. Class A (REIT)	31,351
7,470	Retail Value, Inc. (REIT)	93,898
38,520	Sabra Health Care REIT, Inc. (REIT)	530,998
1,366	Terreno Realty Corp. (REIT)	74,802
431	Universal Health Realty Income Trust (REIT)	24,563
3,286	Urban Edge Properties (REIT)	31,940

		6,092,689

Retailing – 5.1%
26,419	Abercrombie & Fitch Co. Class A	368,017
3,926	Asbury Automotive Group, Inc.*	382,589
7,323	At Home Group, Inc.*	108,820
10,522	Big Lots, Inc.	469,281
9,028	Camping World Holdings, Inc. Class A	268,583
815	Haverty Furniture Cos., Inc.	17,066
1,909	Hibbett Sports, Inc.*	74,871
2,773	Lithia Motors, Inc. Class A	632,078
20,613	Magnite, Inc.*	143,157
9,948	MarineMax, Inc.*	255,365
1,963	Rent-A-Center, Inc.	58,674
811	RH*	310,305
2,009	Sonic Automotive, Inc. Class A	80,681
32,169	Sportsman’s Warehouse Holdings, Inc.*	460,338
2,096	Stamps.com, Inc.*	505,031
2,375	Zumiez, Inc.*	66,073

		4,200,929

Semiconductors & Semiconductor Equipment – 2.1%
4,237	Ambarella, Inc.*	221,087
22,202	Amkor Technology, Inc.*	248,662
9,718	Axcelis Technologies, Inc.*	213,796
7,687	MACOM Technology Solutions Holdings, Inc.*	261,435
1,575	MaxLinear, Inc. Class A*	36,603
25,177	NeoPhotonics Corp.*	153,328
2,523	Photronics, Inc.*	25,129
3,994	Power Integrations, Inc.	221,268
19,088	Rambus, Inc.*	261,315
319	SiTime Corp.*	26,805
3,529	Ultra Clean Holdings, Inc.*	75,732

		1,745,160

Software & Services – 6.1%
5,682	ACI Worldwide, Inc.*	148,471
3,968	Avaya Holdings Corp.*	60,313
392	Blackline, Inc.*	35,135
31,628	Box, Inc. Class A*	549,062
12,657	Brightcove, Inc.*	129,608
16,287	ChannelAdvisor Corp.*	235,673
37,682	Cloudera, Inc.*	410,357
33,171	Conduent, Inc.*	105,484
7,093	Domo, Inc. Class B*	271,875
1,378	Hackett Group, Inc. (The)	15,406
7,935	J2 Global, Inc.*	549,261
2,753	Limelight Networks, Inc.*	15,857
1,707	MicroStrategy, Inc. Class A*	257,006

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
9,469	Perficient, Inc.*	$ 404,705
26,651	Perspecta, Inc.	518,362
1,183	Progress Software Corp.	43,392
712	SPS Commerce, Inc.*	55,443
23,534	SVMK, Inc.*	520,337
3,929	Sykes Enterprises, Inc.*	134,411
4,645	Telenav, Inc.*	16,722
4,665	Tenable Holdings, Inc.*	176,104
1,476	TTEC Holdings, Inc.	80,516
915	Varonis Systems, Inc.*	105,609
2,353	Verint Systems, Inc.*	113,367
11,026	Zuora, Inc. Class A*	114,009

		5,066,485

Technology Hardware & Equipment – 3.6%
9,078	Belden, Inc.	282,507
9,978	Benchmark Electronics, Inc.	201,057
4,250	CTS Corp.	93,627
31,103	Harmonic, Inc.*	173,555
25,491	Knowles Corp.*	379,816
11,285	NETGEAR, Inc.*	347,804
3,307	Novanta, Inc.*	348,359
540	Plexus Corp.*	38,140
43,572	TTM Technologies, Inc.*	497,157
29,202	Vishay Intertechnology, Inc.	454,675
7,269	Vishay Precision Group, Inc.*	184,051

		3,000,748

Telecommunication Services – 1.2%
6,844	Cogent Communications Holdings, Inc.	410,982
8,689	Consolidated Communications Holdings, Inc.*	49,440
7,235	Iridium Communications, Inc.*	185,071
4,387	Ooma, Inc.*	57,250
60,799	ORBCOMM, Inc.*	206,717
4,920	Vonage Holdings Corp.*	50,332

		959,792

Transportation – 2.2%
7,947	Costamare, Inc.	48,238
11,644	Echo Global Logistics, Inc.*	300,066
523	Heartland Express, Inc.	9,728
5,539	Hub Group, Inc. Class A*	278,030
27,628	Marten Transport Ltd.	450,889
5,553	SkyWest, Inc.	165,813
864	Universal Logistics Holdings, Inc.	18,023
12,766	Werner Enterprises, Inc.	536,044

		1,806,831

Utilities – 1.7%
677	Black Hills Corp.	36,213
2,717	Northwest Natural Holding Co.	123,325
10,665	NorthWestern Corp.	518,746
13,285	Portland General Electric Co.	471,617
3,730	Southwest Gas Holdings, Inc.	235,363

		1,385,264

TOTAL COMMON STOCKS (Cost $83,023,708)		$80,948,438

Shares	Dividend Rate	Value

Investment Company(c) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
602,831	0.027%	$ 602,831
(Cost $602,831)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $83,626,539)		$ 81,551,269

Securities Lending Reinvestment Vehicle(c) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
592,450	0.027%	$ 592,450
(Cost $592,450)

TOTAL INVESTMENTS – 99.2% (Cost $84,218,989)		$ 82,143,719

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		697,907

NET ASSETS – 100.0%		$ 82,841,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Russell 2000 E-Mini Index	18	12/18/2020	$1,353,960	$13,467

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Automobiles & Components – 2.7%
33,469	Aptiv plc	$ 3,068,438
17,815	Tesla, Inc.*	7,642,813

		10,711,251

Capital Goods – 1.4%
12,301	Boeing Co. (The)	2,032,863
16,252	Deere & Co.	3,601,931

		5,634,794

Commercial & Professional Services – 0.8%
17,310	Verisk Analytics, Inc.	3,207,716

Consumer Durables & Apparel – 2.9%
8,822	Lululemon Athletica, Inc.*	2,905,702
56,601	NIKE, Inc. Class B	7,105,689
22,559	PVH Corp.	1,345,419

		11,356,810

Consumer Services – 2.3%
25,932	Chegg, Inc.*	1,852,582
35,605	Las Vegas Sands Corp.	1,661,329
26,173	McDonald’s Corp.	5,744,712

		9,258,623

Diversified Financials – 1.6%
17,702	Cboe Global Markets, Inc.	1,553,174
51,244	Charles Schwab Corp. (The)	1,856,570
28,822	Intercontinental Exchange, Inc.	2,883,641

		6,293,385

Food & Staples Retailing – 0.8%
23,953	Walmart, Inc.	3,351,264

Food, Beverage & Tobacco – 3.0%
94,099	Coca-Cola Co. (The)	4,645,667
12,178	McCormick & Co., Inc. (Non-Voting)	2,363,750
26,320	Mondelez International, Inc. Class A	1,512,084
43,650	Monster Beverage Corp.*	3,500,730

		12,022,231

Health Care Equipment & Services – 8.0%
49,819	American Well Corp. Class A*	1,476,635
139,963	Boston Scientific Corp.*	5,347,986
17,593	Danaher Corp.	3,788,301
19,488	Guardant Health, Inc.*	2,178,369
9,941	Humana, Inc.	4,114,481
10,865	Insulet Corp.*	2,570,550
5,166	Intuitive Surgical, Inc.*	3,665,484
6,486	UnitedHealth Group, Inc.	2,022,140
9,437	Veeva Systems, Inc. Class A*	2,653,590
13,856	West Pharmaceutical Services, Inc.	3,809,014

		31,626,550

Household & Personal Products – 1.0%
18,259	Estee Lauder Cos., Inc. (The) Class A	3,985,027

Shares	Description	Value

Common Stocks – (continued)
Materials – 2.3%
11,780	Ecolab, Inc.	$ 2,354,115
9,401	Linde plc	2,238,660
6,362	Martin Marietta Materials, Inc.	1,497,360
4,091	Sherwin-Williams Co. (The)	2,850,364

		8,940,499

Media & Entertainment – 12.5%
8,369	Alphabet, Inc. Class A*	12,265,606
5,126	Alphabet, Inc. Class C*	7,533,170
74,634	Facebook, Inc. Class A*	19,546,645
17,030	Netflix, Inc.*	8,515,511
72,077	Snap, Inc. Class A*	1,881,930

		49,742,862

Pharmaceuticals, Biotechnology & Life Sciences – 7.5%
16,701	10X Genomics, Inc. Class A*	2,082,281
50,861	Adaptive Biotechnologies Corp.*	2,473,370
63,853	AstraZeneca plc ADR	3,499,144
24,543	BioMarin Pharmaceutical, Inc.*	1,867,231
67,112	Bristol-Myers Squibb Co.	4,046,183
26,416	Eli Lilly and Co.	3,910,096
12,017	Illumina, Inc.*	3,714,214
3,825	Regeneron Pharmaceuticals, Inc.*	2,141,159
15,371	Sarepta Therapeutics, Inc.*	2,158,550
19,308	Seattle Genetics, Inc.*	3,778,383

		29,670,611

Real Estate Investment Trusts – 2.0%
17,860	American Tower Corp. (REIT)	4,317,298
5,005	Equinix, Inc. (REIT)	3,804,450

		8,121,748

Retailing – 6.7%
6,619	Amazon.com, Inc.*	20,841,444
34,036	Ross Stores, Inc.	3,176,240
11,592	Ulta Beauty, Inc.*	2,596,376

		26,614,060

Semiconductors & Semiconductor Equipment – 7.2%
46,334	Marvell Technology Group Ltd.	1,839,460
23,138	NVIDIA Corp.	12,522,748
31,523	NXP Semiconductors NV	3,934,386
88,661	QUALCOMM, Inc.	10,433,626

		28,730,220

Software & Services – 26.7%
23,722	Accenture plc Class A	5,360,935
24,204	Adobe, Inc.*	11,870,368
11,682	Atlassian Corp. plc Class A*	2,123,671
32,575	Fidelity National Information Services, Inc.	4,795,366
9,042	HubSpot, Inc.*	2,642,344
33,267	Mastercard, Inc. Class A	11,249,901
118,657	Microsoft Corp.	24,957,127
50,019	PayPal Holdings, Inc.*	9,855,243
18,932	salesforce.com, Inc.*	4,757,990
12,050	ServiceNow, Inc.*	5,844,250
7,801	Snowflake, Inc. Class A*(a)	1,958,051
63,762	Visa, Inc. Class A	12,750,487

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
36,816	Workday, Inc. Class A*	$ 7,920,226

		106,085,959

Technology Hardware & Equipment – 8.6%
35,531	Amphenol Corp. Class A	3,846,941
261,828	Apple, Inc.	30,322,301

		34,169,242

Transportation – 1.6%
26,413	CSX Corp.	2,051,498
20,800	Union Pacific Corp.	4,094,896

		6,146,394

TOTAL COMMON STOCKS (Cost $198,402,641)		$395,669,246

Shares	Dividend Rate	Value

Investment Company(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,187,317	0.027%	$ 2,187,317
(Cost $2,187,317)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $200,589,958)		$397,856,563

Securities Lending Reinvestment Vehicle(b) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,041,311	0.027%	$ 2,041,311
(Cost $2,041,311)

TOTAL INVESTMENTS – 100.7% (Cost $202,631,269)		$399,897,874

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(2,634,119)

NET ASSETS – 100.0%		$397,263,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 0.4%
29,981	General Motors Co.	$ 887,138
3,038	Thor Industries, Inc.	289,400

		1,176,538

Banks – 3.1%
89,328	Bank of America Corp.	2,151,912
67,961	Citigroup, Inc.	2,929,799
9,518	JPMorgan Chase & Co.	916,298
14,979	Popular, Inc.	543,288
106,865	Wells Fargo & Co.	2,512,396
7,884	Western Alliance Bancorp	249,292

		9,302,985

Capital Goods – 1.9%
2,835	Allegion plc	280,410
9,146	AMETEK, Inc.	909,112
842	Lennox International, Inc.	229,538
57,432	Masco Corp.	3,166,226
1,207	PACCAR, Inc.	102,933
2,605	Parker-Hannifin Corp.	527,096
1,705	Teledyne Technologies, Inc.*	528,908

		5,744,223

Commercial & Professional Services – 0.3%
12,431	TransUnion	1,045,820

Consumer Durables & Apparel – 1.2%
23,620	DR Horton, Inc.	1,786,381
5,335	NIKE, Inc. Class B	669,756
26,332	PulteGroup, Inc.	1,218,908

		3,675,045

Consumer Services – 1.8%
2,629	Chipotle Mexican Grill, Inc.*	3,269,714
4,668	Domino’s Pizza, Inc.	1,985,207
13,184	H&R Block, Inc.	214,767

		5,469,688

Diversified Financials – 5.2%
19,228	Bank of New York Mellon Corp. (The)	660,289
7,284	Berkshire Hathaway, Inc. Class B*	1,551,055
21,728	CME Group, Inc.	3,635,312
1,176	MarketAxess Holdings, Inc.	566,350
11,224	S&P Global, Inc.	4,047,374
14,047	Starwood Property Trust, Inc. (REIT)	211,969
102,228	Synchrony Financial	2,675,307
50,628	Voya Financial, Inc.	2,426,600

		15,774,256

Energy – 0.5%
60,426	Schlumberger NV	940,229
65,832	TechnipFMC plc	415,400
7,323	Valero Energy Corp.	317,232

		1,672,861

Food & Staples Retailing – 3.3%
13,617	Costco Wholesale Corp.	4,834,035

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
37,088	Walmart, Inc.	$ 5,188,982

		10,023,017

Food, Beverage & Tobacco – 1.8%
3,049	Archer-Daniels-Midland Co.	141,748
8,830	Constellation Brands, Inc. Class A	1,673,373
42,132	Monster Beverage Corp.*	3,378,987
3,356	Tyson Foods, Inc. Class A	199,615

		5,393,723

Health Care Equipment & Services – 8.0%
14,399	Anthem, Inc.	3,867,427
5,932	Cigna Corp.	1,004,940
4,133	Cooper Cos., Inc. (The)	1,393,317
28,431	Edwards Lifesciences Corp.*	2,269,362
27,922	HCA Healthcare, Inc.	3,481,315
24,284	Hologic, Inc.*	1,614,158
4,321	Humana, Inc.	1,788,419
1,907	McKesson Corp.	284,010
23,001	Medtronic plc	2,390,264
476	Quidel Corp.*	104,425
1,334	STERIS plc	235,037
327	UnitedHealth Group, Inc.	101,949
22,972	Universal Health Services, Inc. Class B	2,458,463
11,709	West Pharmaceutical Services, Inc.	3,218,804

		24,211,890

Household & Personal Products – 0.3%
2,695	Herbalife Nutrition Ltd.*	125,722
5,474	Procter & Gamble Co. (The)	760,831

		886,553

Insurance – 2.1%
35,042	Allstate Corp. (The)	3,298,854
6,698	American Financial Group, Inc.	448,632
6,021	American International Group, Inc.	165,758
6,300	Aon plc Class A	1,299,690
14,817	Athene Holding Ltd. Class A*	504,963
3,659	Fidelity National Financial, Inc.	114,563
2,345	First American Financial Corp.	119,384
2,233	Globe Life, Inc.	178,417
7,212	Lincoln National Corp.	225,952
808	Primerica, Inc.	91,417

		6,447,630

Materials – 3.4%
73,027	Axalta Coating Systems Ltd.*	1,619,009
23,164	CF Industries Holdings, Inc.	711,366
43,332	Corteva, Inc.	1,248,395
13,073	Linde plc	3,113,073
3,635	Mosaic Co. (The)	66,411
5,163	Sherwin-Williams Co. (The)	3,597,269

		10,355,523

Media & Entertainment – 12.0%
31,847	Activision Blizzard, Inc.	2,578,015

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
2,946	Alphabet, Inc. Class A*	$ 4,317,658
4,697	Alphabet, Inc. Class C*	6,902,711
7,069	Electronic Arts, Inc.*	921,868
28,287	Facebook, Inc. Class A*	7,408,365
7,900	Liberty Broadband Corp. Class C*	1,128,673
5,434	Netflix, Inc.*	2,717,163
4,512	Omnicom Group, Inc.	223,344
28,667	Pinterest, Inc. Class A*	1,189,967
6,071	Spotify Technology SA*	1,472,642
15,395	Take-Two Interactive Software, Inc.*	2,543,562
16,274	Walt Disney Co. (The)	2,019,278
334,857	Zynga, Inc. Class A*	3,053,896

		36,477,142

Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
37,324	AbbVie, Inc.	3,269,209
14,178	Alexion Pharmaceuticals, Inc.*	1,622,389
6,590	Biogen, Inc.*	1,869,451
3,482	Bristol-Myers Squibb Co.	209,930
13,429	Gilead Sciences, Inc.	848,579
3,633	IQVIA Holdings, Inc.*	572,670
29,582	Johnson & Johnson	4,404,168
1,872	Mettler-Toledo International, Inc.*	1,807,884
28,912	Mylan NV*	428,765
7,665	PerkinElmer, Inc.	962,034
2,165	Perrigo Co. plc	99,395
1,470	Thermo Fisher Scientific, Inc.	649,034
14,034	Vertex Pharmaceuticals, Inc.*	3,818,932
24,289	Zoetis, Inc.	4,016,672

		24,579,112

Real Estate Investment Trusts – 5.1%
10,044	American Tower Corp.	2,427,936
2,321	Apartment Investment and Management Co. Class A	78,264
5,966	Camden Property Trust	530,855
1,531	CoreSite Realty Corp.	182,005
1,102	Duke Realty Corp.	40,664
24,071	Equity LifeStyle Properties, Inc.	1,475,552
11,871	First Industrial Realty Trust, Inc.	472,466
101,002	Invitation Homes, Inc.	2,827,046
1,807	Lamar Advertising Co. Class A	119,569
5,345	Mid-America Apartment Communities, Inc.	619,753
20,650	Prologis, Inc.	2,077,803
11,058	SBA Communications Corp.	3,521,752
6,117	Sun Communities, Inc.	860,111
48,377	VEREIT, Inc.	314,451

		15,548,227

Retailing – 10.3%
5,252	Amazon.com, Inc.*	16,537,130
20,984	Dick’s Sporting Goods, Inc.	1,214,554
54,916	eBay, Inc.	2,861,124

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
1,585	Etsy, Inc.*	$ 192,784
6,857	Home Depot, Inc. (The)	1,904,257
27,286	Lowe’s Cos., Inc.	4,525,656
24,898	Target Corp.	3,919,443
1,213	Wayfair, Inc. Class A*	352,995

		31,507,943

Semiconductors & Semiconductor Equipment – 4.0%
6,444	Advanced Micro Devices, Inc.*	528,344
6,442	Analog Devices, Inc.	752,039
19,966	Applied Materials, Inc.	1,186,979
22,558	Intel Corp.	1,168,053
10,214	Lam Research Corp.	3,388,494
1,094	NVIDIA Corp.	592,095
31,400	Texas Instruments, Inc.	4,483,606

		12,099,610

Software & Services – 14.9%
11,577	Adobe, Inc.*	5,677,708
5,950	Black Knight, Inc.*	517,947
15,548	Fidelity National Information Services, Inc.	2,288,821
198	FleetCor Technologies, Inc.*	47,144
28,909	International Business Machines Corp.	3,517,358
642	Mastercard, Inc. Class A	217,105
92,472	Microsoft Corp.	19,449,636
25,543	Oracle Corp.	1,524,917
28,591	PayPal Holdings, Inc.*	5,633,285
4,609	salesforce.com, Inc.*	1,158,334
1,594	ServiceNow, Inc.*	773,090
13,454	VeriSign, Inc.*	2,756,052
3,454	Visa, Inc. Class A	690,696
5,844	Workday, Inc. Class A*	1,257,220

		45,509,313

Technology Hardware & Equipment – 6.3%
164,131	Apple, Inc.	19,008,011
744	SYNNEX Corp.	104,205

		19,112,216

Telecommunication Services – 0.4%
57,206	Liberty Global plc Class C*	1,174,725

Transportation – 3.8%
7,892	FedEx Corp.	1,984,996
17,764	Old Dominion Freight Line, Inc.	3,213,863
11,042	Union Pacific Corp.	2,173,839
25,823	United Parcel Service, Inc. Class B	4,302,886

		11,675,584

Utilities – 0.6%
1,581	Entergy Corp.	155,776
2,212	Evergy, Inc.	112,413
30,290	Public Service Enterprise Group, Inc.	1,663,224
2,051	Vistra Corp.	38,682

		1,970,095

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Value
TOTAL INVESTMENTS – 98.8% (Cost $229,931,012)	$300,833,719

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%	3,531,863

NET ASSETS – 100.0%	$304,365,582

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’, Portfolio’s and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund and the Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and the Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of September 30, 2020.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$30,027,783	$—
Mortgage-Backed Securities	—	23,497,240	—
Collateralized Mortgage Obligations	—	602,673	—
Commercial Mortgage-Backed Securities	—	277,734	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	7,437,676	2,258,280	—
Asset-Backed Securities	—	3,128,215	—
Foreign Government Securities	—	943,042	—
Municipal Bonds	—	465,190	—
Investment Company	8,945,818	—	—

Total	$16,383,494	$61,200,157	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$29,642	$—
Futures Contracts	19,182	—	—
Credit Default Swaps Contracts	—	13,089	—
Interest Rate Swap Contracts	—	25,313	—

Total	$19,182	$68,044	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(51,607)	$—
Futures Contracts(a)	(26,977)	—	—
Credit Default Swaps Contracts(a)	—	(8,531)	—
Interest Rate Swap Contracts(a)	—	(17,400)	—
Written Options Contracts	—	(12,375)	—

Total	$(26,977)	$(89,913)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$774,138	$—	$—
North America	167,883,217	—	—
Securities Lending Reinvestment Vehicle	104,400	—	—

Total	$168,761,755	$—	$—

Derivative Type

Assets(a)
Futures Contract	$3,304	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$91,186,546	$—	$—
Investment Companies	177,411,613	—	—

Total	$268,598,159	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$953,939	$—	$—

Liabilities(a)
Futures Contracts	$(1,135,044)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$374,056	$—	$—
North America	71,859,416	—	—
South America	582,374	—	—
Investment Company	570,179	—	—

Total	$73,386,025	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$22,767,004	$1,501,003	$—
Mortgage-Backed Securities	—	1,590,882	—
Collateralized Mortgage Obligations	—	18,798,768	—
Asset-Backed Securities	—	17,668,105	—
Supranational	—	1,531,191	—
Municipal Bond	—	94,419	—
Investment Company	7,704,538	—	—

Total	$30,471,542	$41,184,368	$—

Derivative Type

Assets(b)
Futures Contracts	$966	$—	$—
Interest Rate Swap Contracts	—	773	—

Total	$966	$773	$—

Liabilities(b)
Futures Contracts	$(12,622)	—	—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$619,066	$—
Asia	—	28,545,562	—
Australia and Oceania	948,183	7,098,744	—
Europe	1,693,386	46,066,593	—
Securities Lending Reinvestment Vehicle	542,340	—	—

Total	$3,183,909	$82,329,965	$—

Derivative Type

Assets(b)
Futures Contracts	$7,245	$—	$—

Liabilities(b)
Futures Contracts	$(38,575)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$11,787,633	$—	$—
North America	401,573,848	—	—

Total	$413,361,481	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,925,298	$—	$—
North America	384,134,782	—	—
Investment Company	3,657,379	—	—

Total	$397,717,459	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$6,995,950	$—	$—
Fixed Income Underlying Funds	13,511,415	—	—
Exchange Traded Fund	187,973	—	—
Investment Company	507,896	—	—

Total	$21,203,234	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$7,411	$—	$—
Purchased Options Contracts	77,913	—	—

Total	$85,324	$—	$—

Liabilities(a)
Futures Contracts	$(4,583)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$187,732	$—	$—
North America	80,760,706	—	—
Investment Company	602,831	—	—
Securities Lending Reinvestment Vehicle	592,450	—	—

Total	$82,143,719	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$13,467	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,672,190	$—	$—
North America	385,997,056	—	—
Investment Company	2,187,317	—	—
Securities Lending Reinvestment Vehicle	2,041,311	—	—

Total	$399,897,874	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,703,198	$—	$—
North America	296,130,521	—	—

Total	$300,833,719	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds and Portfolio may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, Global Trends Allocation, International Equity Insights, Small Cap Equity Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ and the Portfolio’s securities lending procedures, the Funds and Portfolio receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds and Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds and Portfolio on the next business day. As with other extensions of credit, the Funds and Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds and Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Global Trends Allocation, Growth Opportunities, International Equity Insights, Large Cap Value, Mid Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds, Portfolio, GSAL and BNYM received compensation relating to the lending of the Funds’ and Portfolio’s securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ and the Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds and the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund, Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund, Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund, Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund and the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund and the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund, Portfolio or Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund, Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s, Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio or Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s or an Underlying Fund’s performance to the extent that the Fund, Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund, Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund, Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund, Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund, Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s, Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s and Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s, Portfolio’s and Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund, Portfolio and/or Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund, Portfolio and/or Underlying Fund and its investments. Additionally, a Fund, Portfolio and/or Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and the Underlying Fund have unsettled or open transactions defaults.

Master Limited Partnership Risk— Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.